STATEMENT OF ADDITIONAL INFORMATION	February 29, 2012

CALAMOS (R) FAMILY OF FUNDS

Fund	Class A	Class B	Class C	Class I	Class R
Calamos Growth Fund	CVGRX	CVGBX	CVGCX	CGRIX	CGRRX
Calamos Value Fund	CVAAX	CVABX	CVACX	CVAIX	CVARX
Calamos Blue Chip Fund	CBCAX	CBCBX	CBXCX	CBCIX	CBCRX
Calamos Discovery Growth Fund	CADGX	CBDGX	CCDGX	CIDGX	CRDGX
Calamos International Growth Fund	CIGRX	CIGBX	CIGCX	CIGIX	CIGFX
Calamos Evolving World Growth Fund	CNWGX	CNWZX	CNWDX	CNWIX	CNWRX
Calamos Global Equity Fund	CAGEX	CBGEX	CCGEX	CIGEX	CRGEX
Calamos Growth and Income Fund	CVTRX	CVTYX	CVTCX	CGIIX	CGNRX
Calamos Global Growth and Income Fund	CVLOX	CVLDX	CVLCX	CGCIX	CVLRX
Calamos Convertible Fund	CCVIX	CALBX	CCVCX	CICVX	CCVRX
Calamos Total Return Bond Fund	CTRAX	CTXBX	CTRCX	CTRIX	CTRRX
Calamos High Yield Fund	CHYDX	CAHBX	CCHYX	CIHYX	CHYRX
Calamos Market Neutral Income Fund	CVSIX	CAMNX	CVSCX	CMNIX	CVSRX

2020 Calamos Court

Naperville, Illinois 60563

800.582.6959

This Statement of Additional Information relates to CALAMOS(R) Growth Fund, CALAMOS(R) Value Fund, CALAMOS(R) Blue Chip Fund, CALAMOS(R) International Growth Fund, CALAMOS(R) Global Equity Fund, CALAMOS(R) Evolving World Growth Fund, CALAMOS(R) Growth and Income Fund, CALAMOS(R) Global Growth and Income Fund, CALAMOS(R) Convertible Fund, CALAMOS(R) Total Return Bond Fund, CALAMOS(R) High Yield Fund, CALAMOS(R) Market Neutral Income Fund and CALAMOS(R) Discovery Growth Fund (the “Funds”), each of which is a series of Calamos Investment Trust (the “Trust”). It is not a prospectus, but provides information that should be read in conjunction with the CALAMOS(R) Family of Funds prospectus, dated February 29, 2012 and any supplements thereto, which are incorporated herein by reference. The Funds’ financial statements and financial highlights for the fiscal year ended October 31, 2011, as well as the report of the independent registered public accounting firm, are incorporated herein by reference from the Funds’ annual report to shareholders. The prospectus and the annual and semi-annual reports of the Funds may be obtained without charge by writing or telephoning the Funds at the address or telephone numbers set forth above.

MFSAI 1160 02/12

THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on December 21, 1987. Each Fund is an open-end, diversified management investment company. Prior to June 23, 1997, the name of the Trust was CFS Investment Trust. Market Neutral Income Fund was named “Market Neutral Fund” prior to December 30, 2005 and “Strategic Income Fund” prior to July 30, 1999. Prior to April 1, 2003, Global Growth and Income Fund was named “Global Convertible Fund” and Growth and Income Fund was named “Convertible Growth and Income Fund.” Prior to December 1, 2003, Value Fund was named “Mid Cap Value Fund.”

Prior to June 25, 2008, Calamos Evolving World Growth Fund was known as Calamos Emerging Economies Growth Fund.

INVESTMENT OBJECTIVES

Each Fund’s investment objectives are shown below:

GROWTH FUND seeks long-term capital growth.

VALUE FUND seeks long-term capital growth.

BLUE CHIP FUND seeks long-term capital growth. Under normal circumstances, Blue Chip Fund will invest at least 80% of its net assets (plus any borrowings) in “Blue Chip” companies.

INTERNATIONAL GROWTH FUND seeks long-term capital growth. The Fund invests primarily in a globally diversified portfolio of equity securities.

EVOLVING WORLD GROWTH FUND seeks long-term capital growth.

GLOBAL EQUITY FUND seeks long-term capital growth. The Fund invests primarily in a globally diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings) in equity securities.

GROWTH AND INCOME FUND seeks high long-term total return through growth and current income. The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities.

GLOBAL GROWTH AND INCOME FUND seeks high long-term total return through capital appreciation and current income. The Fund invests primarily in a globally diversified portfolio of convertible, equity and fixed-income securities.

CONVERTIBLE FUND seeks current income with growth as its secondary objective. Under normal circumstances, Convertible Fund will invest at least 80% of its net assets (plus any borrowings) in convertible securities.

TOTAL RETURN BOND FUND seeks total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to such fixed-income instruments.

HIGH YIELD FUND seeks the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain where consistent with its primary objective. Under normal circumstances, High Yield Fund will invest at least 80% of its net assets (plus any borrowings) in high yield, fixed-income securities (junk bonds).

MARKET NEUTRAL INCOME FUND seeks high current income consistent with stability of principal. The Fund seeks to achieve its objective primarily through investment in convertible securities and employment of short selling to enhance income and hedge against market risk.

DISCOVERY GROWTH FUND seeks long-term capital growth.

The investment objectives of each Fund may not be changed without the approval of a “majority of the outstanding” shares of that Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each of Blue Chip Fund, High Yield Fund, Convertible Fund, Global Equity Fund and Total Return Bond Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

INVESTMENT PRACTICES

The prospectus contains information concerning each Fund’s investment objectives and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning certain securities and strategies used by the Funds and their associated risks.

In pursuing its investment objectives, each Fund will invest as described below and in the Funds’ prospectus. The table below indicates whether each Fund, directly or indirectly through its investment in the underlying funds, invests in the securities and instruments listed as part of its principal (P) or non-principal (N) investment strategies.

INVESTMENTS AND INVESTMENT- RELATED PRACTICES	GROWTH FUND	VALUE FUND	BLUE CHIP FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND
Equity Securities	P	P	P	P	P
Convertible Securities	N	N	N	N	P
Synthetic Convertible Instruments	N	N	N	N	P
Debt Securities (including High Yield Fixed-Income Securities)	N	N	N	N	P
U.S. Government Obligations	N	N	N	N	N
Stripped Securities	N	N	N	N	N
Mortgage-related and Other Asset-backed Securities	N	N	N	N	N
Loan Participations and Assignments	N	N	N	N	N
Inflation-indexed Bonds	N	N	N	N	N
Municipal Bonds	N	N	N	N	N
Rule 144A Securities	N	N	N	N	N
Foreign Securities	N	N	N	P	P
Currency Exchange Transactions	N	N	N	N	N
Synthetic Foreign Market Positions	N	N	N	N	N
Swaps, Caps, Floors and Collars	N	N	N	N	N
Structured Products	N	N	N	N	N
Lending of Portfolio Securities	N	N	N	N	N
Repurchase Agreements	N	N	N	N	N
Options on Securities, Indexes and Currencies*	N	N	N	N	N
Futures Contracts and Options on Futures Contracts	N	N	N	N	N
Warrants*	N	N	N	N	N
Portfolio Turnover	N	N	N	N	N
Short Sales	N	N	N	N	N
“When-Issued” Securities	N	N	N	N	N
Delayed Delivery Securities	N	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N	N
Illiquid Securities	N	N	N	N	N
Temporary Investments	N	N	N	N	N

INVESTMENTS AND INVESTMENT- RELATED PRACTICES	GLOBAL EQUITY FUND	GROWTH AND INCOME FUND	GLOBAL GROWTH AND INCOME FUND	CONVERTIBLE FUND	TOTAL RETURN BOND FUND	HIGH YIELD FUND	MARKET NEUTRAL INCOME FUND	DISCOVERY GROWTH FUND
Equity Securities	P	P	P	P	N	N	N	P
Convertible Securities	N	P	P	P	N	P	P	N
Synthetic Convertible Instruments	N	P	P	P	N	P	P	N
Debt Securities (including High Yield Fixed-Income Securities)	N	P	P	P	P	P	P	N
U.S. Government Obligations	N	N	N	N	P	N	N	N
Stripped Securities	N	N	N	N	P	N	N	N
Mortgage-related and Other Asset-backed Securities	N	N	N	N	P	N	N	N
Loan Participations and Assignments	N	N	N	N	P	N	N	N
Inflation-indexed Bonds	N	N	N	N	P	N	N	N
Municipal Bonds	N	N	N	N	P	N	N	N
Rule 144A Securities	N	P	P	P	N	P	P	N
Foreign Securities	P	N	P	P	P	N	N	N
Currency Exchange Transactions	N	N	N	N	P	N	N	N
Synthetic Foreign Market Positions	N	N	N	N	N	N	N	N
Swaps, Caps, Floors and Collars	N	N	N	N	N	N	N	N
Structured Products	N	N	N	N	P	N	N	N
Lending of Portfolio Securities	N	N	N	N	N	N	N	N
Repurchase Agreements	N	N	N	N	P	N	N	N
Options on Securities, Indexes and Currencies*	N	N	N	N	P	N	P	N
Futures Contracts and Options on Futures Contracts	N	N	N	N	P	N	N	N
Warrants*	N	N	N	N	N	N	N	N
Portfolio Turnover	N	N	N	N	N	N	P	N
Short Sales	N	N	N	N	N	N	P	N
“When-Issued” Securities	N	N	N	N	N	N	N	N
Delayed Delivery Securities	N	N	N	N	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N	N	N	N	N
Illiquid Securities	N	N	N	N	N	N	N	N
Temporary Investments	N	N	N	N	N	N	N	N

*	Not including those acquired in connection with investments in synthetic convertible instruments.

EQUITY SECURITIES

Equity securities include common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, a Fund participates in the financial success or failure of any company in which it has an equity interest.

Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer’s business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. See the prospectus for additional information regarding equity investments and their risks.

CONVERTIBLE SECURITIES

Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the security were a non-convertible obligation.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. A convertible security’s value viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible security’s investment value typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

If, because of a low price of the common stock, a convertible security’s conversion value is substantially below its investment value, the convertible security’s price is governed principally by its investment value. If a convertible security’s conversion value increases to a point that approximates or exceeds its investment value, the convertible security’s value will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Holders of convertible securities have a claim on the issuer’s assets prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

SYNTHETIC CONVERTIBLE INSTRUMENTS

A Fund may establish a “synthetic” convertible instrument by combining fixed-income securities (which may be either convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

More flexibility is possible in the assembly of a synthetic convertible instrument than in the purchase of a convertible security. Although synthetic convertible instruments may be selected where the two components are issued by a single issuer, the character of a synthetic convertible instrument allows the combination of components representing distinct issuers, when management believes that such a combination would better promote a Fund’s investment objectives. A synthetic convertible instrument also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible instrument but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions. Convertible Fund’s holdings of synthetic convertible instruments are considered convertible securities for purposes of the Fund’s policy to invest at least 80% of its net assets (plus any borrowings) in convertible securities.

A holder of a synthetic convertible instrument faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible instrument. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible instrument includes the fixed-income component as well, the holder of a synthetic convertible instrument also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

A Fund may also purchase synthetic convertible instruments manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

DEBT SECURITIES (INCLUDING HIGH YIELD FIXED-INCOME SECURITIES)

In pursuing its investment objectives, a Fund may invest in convertible and non-convertible debt securities, including high yield fixed-income securities (i.e., securities rated BB or lower by Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“S&P”), or Ba or lower by Moody’s Investor Services, Inc. (“Moody’s”)) and securities that are not rated but are considered by Calamos Advisors LLC (“Calamos Advisors”), the Funds’ investment adviser, to be of similar quality. There are no restrictions as to the ratings of debt securities that may be acquired by a Fund or the portion of a Fund’s assets that may be invested in debt securities in a particular rating category, except that Total Return Bond Fund may not invest more than 25% of its net assets in high yield fixed-income securities, and no Fund other than High Yield Fund may acquire a security rated below C.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. High yield fixed-income securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Achievement by a Fund of its investment objectives will be more dependent on Calamos Advisors’ credit analysis than would be the case if the Fund were investing in higher-quality debt securities. Because the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, Calamos Advisors employs its own credit research and analysis. These analyses may take into consideration such quantitative factors as an issuer’s present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

U.S. GOVERNMENT OBLIGATIONS

U.S. Government Obligations include securities that are issued or guaranteed by the U.S. Treasury or by various U.S. Government agencies and instrumentalities. U.S. Treasury obligations (“U.S. Treasuries”) include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasuries also include the separate principal and interest components of U.S. Treasuries that are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. U.S. Treasury obligations are backed by the full faith and credit of the U.S.

Obligations issued or guaranteed by U.S. Government agencies and instrumentalities may be supported by any of the following: (a) the full faith and credit of the U.S., (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the agency or instrumentality. Government agencies that issue or guarantee securities backed by the full faith and credit of the U.S. include the Government National Mortgage Association (“GNMA”) and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the U.S. include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. in the event the agency or instrumentality does not meet its commitment.

The U.S. Treasury has historically had the authority to purchase obligations of FNMA and FHLMC. However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend FNMA and FHLMC emergency funds and to purchase their stock. In September 2008, those capital concerns lead the U.S. Treasury and the FHFA to announce that FNMA and FHLMC had been placed in conservatorship.

Since 2009, FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of their mortgage-backed securities. While the Federal Reserve’s purchases have terminated, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at FNMA and FHLMC through its preferred stock purchases through 2012, no assurance can be given that the Federal Reserve, U.S. Treasury or FHFA initiatives discussed above will ensure that FNMA and FHLMC will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date. In addition, FNMA and FHLMC also are the subject of several continuing class action lawsuits and investigations by Federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Based on quarterly loss figures, in August 2011 both FNMA and FHLMC requested additional support from the U.S. Treasury (FNMA requested $2.8 billion and FHLMC requested $1.5 billion, net of dividend payments to the U.S. Treasury). In November 2011, FHLMC also requested an additional $6 billion in aid from the U.S. Treasury. Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded FNMA and FHLMC’s bond ratings, from AAA to AA+, based on their direct reliance on the U.S. Government (although that rating did not directly relate to their mortgage-backed securities). The U.S. Government’s commitment to ensure that FNMA and FHLMC have sufficient capital to meet their obligations is, however, unaffected by the down-grade.

Serious discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging on a spectrum from nationalization, privatization, consolidation, or abolishment of the entities. Future legislative and regulatory action could alter the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FNMA and FHLMC, including any such mortgage-backed securities held by a Fund.

A Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the U.S. Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

A Fund’s yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by GNMA, may affect the value of, and return on, an investment in such securities.

STRIPPED SECURITIES

Stripped securities include Treasury receipts, securities of government-sponsored enterprises (“GSEs”), stripped mortgage-backed securities (“SMBS”), and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government, mortgage and other obligations. The stripped securities purchased are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The Funds will not purchase stripped securities that are subject to direct prepayment or extension risk, although in the case of SMBS, their underlying securities may be subject to such risks. SMBS are usually structure with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS that are structured to receive interest only are extremely sensitive to changes in the prevailing interest rates as well as the rate of principal payments (including prepayments) on the related underlying mortgage assets, and are therefore much more volatile than SMBS that receive principal only.

Stripped securities may also include participations in trusts that hold U.S. Treasury securities such as Treasury Investors Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their “face value,” and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

A Fund may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, SMBSs and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages accelerate the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal- only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.

Total Return Bond Fund may invest up to 5% of its total assets in any combination of mortgage-related and other asset-backed IO and PO securities. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. A Fund may invest in other asset-backed securities that have been offered to investors.

LOAN PARTICIPATIONS AND ASSIGNMENTS

A Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

INFLATION-INDEXED BONDS

Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

MUNICIPAL BONDS

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which a Fund may invest include municipal lease obligations. A Fund may also invest in securities issued by entities whose underlying assets are municipal bonds. Total Return Bond Fund may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every seven to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase. Since February 2008, a significant number of auction rate municipal bonds have failed to attract buyers, resulting in “failed auctions” and a resetting of the periodic rates to rates in excess of that which would otherwise prevail in the short-term market. The auction failures have affected municipal issuers throughout the nation. Failed auctions generally do not reflect the credit strength of individual issuers, but reflect concerns relating to bond insurers that have insured these auction rate bonds as well as changes in the operation of the auction rate market itself. As an outcome of these failed auctions, governmental issuers have experienced significantly higher service costs on auction rate bonds, and bondholders may experience significantly less liquidity than has been anticipated.

RULE 144A SECURITIES

A Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Funds, under Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”). Calamos Advisors, under the supervision and oversight of the Trust’s board of trustees, will consider whether Rule 144A Securities are illiquid and thus subject to a Fund’s restriction of investing no more than a specified percentage of its net assets in securities that are illiquid at the time of purchase. A determination of whether a Rule 144A Security is liquid or not is a question of fact. In making this determination, Calamos Advisors will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A Security. In addition, Calamos Advisors may consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, a Fund’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% (or 15% in the case of Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund) of its net assets in illiquid securities. Investing in Rule 144A Securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

FOREIGN SECURITIES

Global Growth and Income Fund, International Growth Fund, Global Equity Fund and Evolving World Growth Fund may invest all of their net assets, Total Return Bond Fund may invest up to 35% of its net assets, and each other Fund may invest up to 25% of its net assets, in securities of foreign issuers. A foreign security is a security issued by a foreign government or a company whose country of incorporation is a foreign country. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person, but may include foreign securities in the form of European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar-denominated receipts issued by international banks evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. A Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

To the extent positions in portfolio securities are denominated in foreign currencies, a Fund’s investment performance is affected by the relative strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. (See discussion of transaction hedging and portfolio hedging below under “Currency Exchange Transactions.”)

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; greater costs of buying, holding and selling securities, including brokerage, tax and custody costs; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

Although each Fund that invests in foreign securities intends to invest in companies and government securities of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

Each Fund that invests in foreign securities, other than Global Growth and Income Fund, International Growth Fund, Global Equity Fund and Evolving World Growth Fund, expects that substantially all of its foreign investments will be in developed nations. However, each Fund that invests in foreign securities may invest in the securities of emerging countries. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

CURRENCY EXCHANGE TRANSACTIONS

Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

Forward currency exchange transactions may involve currencies of the different countries in which the Funds may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under “Synthetic Foreign Money Market Positions.” Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. No Fund may engage in “speculative” currency exchange transactions.

If a Fund enters into a forward contract, its custodian will segregate liquid assets of the Fund having a value equal to the Fund’s commitment under such forward contract from day to day, except to the extent that the Fund’s forward contract obligation is covered by liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract. At the maturity of the forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting currency transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting currency transaction, it subsequently may enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

SYNTHETIC FOREIGN MONEY MARKET POSITIONS

A Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

SWAPS, CAPS, FLOORS AND COLLARS

A Fund may enter into interest rate, currency, index, credit default and other swaps and the purchase or sale of related caps, floors and collars. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed-income products between parties. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, Calamos Advisors believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the securities dealers, financial institutions or other parties with whom the Fund has entered into such a transaction (“Counterparties”), combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by Calamos Advisors. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid, however, some swaps may be considered illiquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

STRUCTURED PRODUCTS

A Fund may invest in interests in entities organized and operated for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (“structured products”) backed by, or representing interests in, the underlying instruments. The term “structured products” as used herein excludes synthetic convertibles. See “Investment Practices — Synthetic Convertible Securities.” The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products, which represent derived investment positions based on relationships among different markets or asset classes.

A Fund may also invest in other types of structured products, including, among others, baskets of credit default swaps referencing a portfolio of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund’s purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Fund’s limitations related to borrowing and leverage.

Certain issuers of structured products may be deemed to be “investment companies” as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there may not be an active trading market for structured products. As a result, certain structured products in which the Fund invests may be deemed illiquid.

LENDING OF PORTFOLIO SECURITIES

In seeking to earn additional income, a Fund may lend its portfolio securities to qualified parties (typically broker-dealers and banks) who need to borrow securities in order to cover transactions into which they have entered. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of income earned on the collateral. The Fund may experience losses as a result of a diminution in value of its cash collateral investments. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund would not have the right to vote the securities during the existence of the loan; however, the Fund may attempt to call back the loan and vote the proxy if time permits prior to the record date. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s securities lending agent will monitor, and report to Calamos Advisors on, the creditworthiness of the firms to which the Fund lends securities.

REPURCHASE AGREEMENTS

As part of its strategy for the temporary investment of cash, a Fund may enter into “repurchase agreements” pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. Each Fund may invest in repurchase agreements, provided that Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund may not invest more than 15%, and each other Fund may not invest more than 10%, of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and any other illiquid securities. A repurchase agreement arises when a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time the Fund holds the security and that is not related to the coupon rate on the purchased security. Such agreements generally have maturities of no more than seven days and could be used to permit a Fund to earn interest on assets awaiting long term investment. A Fund requires continuous maintenance by the custodian for the Fund’s account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors will monitor the creditworthiness of the firms with which a Fund enters into repurchase agreements.

OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

A Fund may purchase and sell (write) put options and call options on securities, indexes or foreign currencies. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving such Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect it against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.

A Fund may purchase and sell (write) exchange listed options and over-the-counter options (“OTC options”). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

OTC options are purchased from or sold to sellers or purchasers (“Counterparties”) through direct bilateral agreement with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. A Fund generally is expected to enter into OTC options that have cash settlement provisions, although it is not required to do so. The staff of the Securities and Exchange Commission (the “SEC”) currently takes the position that OTC options purchased by a fund, and portfolio securities “covering” the amount of a fund’s obligation pursuant to an OTC option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is “in the money”) are illiquid, and are subject to a fund’s limitation on investing no more than 10% of its net assets (or 15% in the case of Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund) in illiquid securities.

A Fund may also purchase and sell (write) options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making upon the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

A Fund will sell (write) call options and put options only if they are “covered.” For example, a call option written by a Fund will require such Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require such Fund to own portfolio securities that correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires such Fund to segregate cash or liquid assets equal to the exercise price.

OTC options entered into by a Fund and OCC issued and exchange listed index options will generally provide for cash settlement. As a result, when a Fund sells (writes) these instruments, it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the “in-the-money” amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells (writes) a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, such Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve Calamos Advisors’ objective. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. A Fund’s ability to utilize options successfully will depend on Calamos Advisors’ ability to predict pertinent market investments, which cannot be assured.

A Fund’s ability to close out its position as a purchaser or seller (writer) of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. If a Fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option’s life, the opportunity to profit from any currency appreciation.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty (as described above under “Options on Securities, Indexes and Currencies”) fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.

A Fund may purchase and sell (write) call options on securities indices and currencies. All calls sold by a Fund must be “covered.” Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes such Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold the security or instrument that it might otherwise have sold. A Fund may purchase and sell (write) put options on securities indexes and currencies. In selling (writing) put options, there is a risk that the Fund may be required to buy the underlying index or currency at a disadvantageous price above the market price.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

A Fund may enter into interest rate futures contracts, index futures contracts, volatility index futures contracts and foreign currency futures contracts. An interest rate, index, volatility index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(1) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor’s 500 Index, the Russell 2000 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to, U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded. A Fund may enter into such contract if, in Calamos Advisors’ opinion, such contract meets the Fund’s investment parameters.

A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of a Fund’s securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase a Fund’s exposure to stock price, interest rate and currency fluctuations, a Fund may be able to achieve its desired exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.

The success of any futures transaction by a Fund depends on Calamos Advisors’ correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund’s return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Calamos Advisors might have taken portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.

When a Fund makes a purchase or sale of a futures contract, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although the Fund’s broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

(1)	A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract or option may result in losses in excess of the amount invested in the futures contract or option. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract or option and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighing of each issue, may differ from the composition of the Fund’s portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund’s portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES. If options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the board of trustees determines that their use is consistent with the Fund’s investment objectives.

A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are “in-the-money,”(2) would exceed 5% of the Fund’s total assets.

When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed by the Fund.

(2)	A call option is “in-the-money” to the extent, if any, that the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

The Funds may enter into futures contracts and related options as permitted under Commodity Futures Trading Commission (“CFTC”) Rule 4.5. The Funds have claimed exclusion from the definition of “commodity pool operator” adopted by the CFTC and the National Futures Association. The Trust, therefore, is not subject to registration or regulation under the Commodity Exchange Act, as amended.

TAXATION OF OPTIONS AND FUTURES. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

If a Fund writes an equity call option(3) other than a “qualified covered call option,” as defined in the Internal Revenue Code of 1986, as amended (the “Code”), any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions (“year-end mark-to-market”). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a “mixed straddle,” the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

(3)	An equity option is an option to buy or sell stock, and any other option whose value is determined by reference to an index of stocks of a type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). An option on a broad-based stock index (such as the S&P 500 index) is not an equity option.

If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund’s portfolio were deemed to “mimic” the performance of the index underlying such contract, the option or futures contract position and the Fund’s stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts). Any net gain realized from the types of futures (or futures options) contracts in which a Fund may invest will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

A Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments, and shareholders are advised of the nature of the payments.

WARRANTS

A Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to 20 years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

PORTFOLIO TURNOVER

Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that a portfolio security must be held. Portfolio turnover can occur for a number of reasons, including calls for redemption, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in a Fund would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. Portfolio turnover for each Fund is shown under “Financial Highlights” in the prospectus. A portfolio turnover rate of 100% would mean that the Fund had sold and purchased securities valued at 100% of its net assets within a one-year period.

The portfolio turnover rate for Discovery Growth Fund and Growth Fund increased significantly during the 2011 fiscal year compared to prior years. The portfolio turnover rate for Blue Chip Fund and Evolving World Growth Fund decreased during fiscal year 2010 compared to fiscal year 2009, and increased during fiscal year 2011 compared to fiscal year 2010. These increases and decreases in portfolio turnover rates were primarily due to market volatility. The portfolio turnover rate for Total Return Bond Fund decreased significantly during the 2010 fiscal year compared to prior years. This lower turnover rate was primarily due to an increase in net assets and a decrease in trading activity.

SHORT SALES

A Fund may sell securities short to enhance income and protect against market risk by hedging a portion of the equity risk inherent in the Fund’s portfolio. A short sale may be effected when Calamos Advisors believes that the price of a security will decline or underperform the market, and involves the sale of borrowed securities, in the hope of purchasing the same securities at a later date at a lower price. There can be no assurance that a Fund will be able to close out a short position (i.e., purchase the same securities) at any particular time or at an acceptable or advantageous price. To make delivery to the buyer, a Fund must borrow the securities from a broker-dealer through which the short sale is executed, and the broker-dealer delivers the securities, on behalf of the Fund, to the buyer.

The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to it the securities sold short. In addition, a Fund is required to pay to the broker-dealer the amount of any dividends or interest paid on the securities sold short.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities that are marked to market daily with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the short sale. A Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

A Fund will realize a gain if the price of the securities decline between the date of the short sale and the date on which the Fund purchases securities to replace the borrowed securities. On the other hand, the Fund will incur a loss if the price of the securities increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with the short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.

There is also a risk that securities borrowed by a Fund and delivered to the buyer of the securities sold short will need to be returned to the broker-dealer on short notice. If the request for the return of securities occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that the Fund might be compelled, at the most disadvantageous time, to replace the borrowed securities with securities purchased on the open market, possibly at prices significantly in excess of the proceeds received from the short sale.

It is possible that the market value of the securities a Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility.

A Fund may also make short sales “against the box,” meaning that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. A short sale “against the box” would be made in anticipation of a decline in the market price of the securities sold short. Short sales “against the box” result in a “constructive sale” and require the Fund to recognize any taxable gain unless an exception to the constructive sale rule applies.

A Fund will not make a short sale of securities (other than a short sale “against the box”), if more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales (other than short sales “against the box”).

Short sales also may afford a Fund an opportunity to earn additional current income to the extent it is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund’s short positions remain open. Calamos Advisors believes that some broker-dealers may be willing to enter into such arrangements, but there is no assurance that a Fund will be able to enter into such arrangements to the desired degree.

“WHEN-ISSUED” AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy, as well as entering into reverse repurchase agreements or engaging in other borrowing as described below, may increase net asset value fluctuation.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS

A Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to the extent permitted under the leverage limitations of the 1940 Act and the Fund’s investment restrictions described below. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement enables the Fund to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without needing to sell portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be covered by segregated liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

ILLIQUID SECURITIES

Each of Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund may invest up to 15% of its net assets, and each other Fund may invest up to 10% of its net assets, taken at market value, in illiquid securities, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act. A position in restricted securities might adversely affect the liquidity and marketability of a portion of a Fund’s portfolio, and a Fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on a Fund’s investment in restricted securities.

TEMPORARY INVESTMENTS

A Fund may make temporary investments without limitation when Calamos Advisors determines that a defensive position is warranted, or as a reserve for possible cash needs. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; cash; and repurchase agreements.

Recent Market Conditions

The financial crisis in both the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. It is uncertain how long these conditions will continue.

In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide. Reduced liquidity in these markets may mean there is less money available to purchase raw materials, goods and services, which may, in turn, bring down the prices of these economic staples. It may also result in some issuers having more difficulty obtaining financing and ultimately may lead to a decline in their stock prices. The values of some sovereign debt and of securities of issuers that hold that sovereign debt have fallen. These events, and the potential for continuing market turbulence, may have an adverse effect on each Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow the economy. The ultimate effect of these efforts is, of course, not yet known. Changes in government policies may exacerbate the market’s difficulties and the withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given lawmakers and regulators new leverage. The Dodd-Frank Act has initiated a dramatic revision of the U.S. financial regulatory framework that is now expected to unfold over several years. The Dodd-Frank Act covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and additional regulation of hedge and private equity fund managers; and new federal requirements for residential mortgage loans. Instruments in which the Fund may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that may be unforeseeable. Most of the implementing regulations have not yet been finalized. Accordingly, the ultimate effect of the Dodd-Frank Act, including on the derivative instruments in which the Fund may invest, is not yet certain.

The statutory provisions of the Dodd-Frank Act significantly change in several respects the ways in which investment products are marketed, sold, settled or terminated. In particular, the Dodd-Frank Act mandates the elimination of references to credit ratings in numerous securities laws, including the 1940 Act. Derivatives may be mandated for central clearing under the Dodd-Frank Act, which would likely require technological and other changes to Fund operations and the market in which it will trade. Central clearing would also entail the use of assets of the Fund to satisfy margin calls and this may have an effect on the performance of the Fund. Final regulations implementing the Dodd-Frank Act’s margin requirements and clearing mandates have not yet been issued by the regulators.

The regulators that have been charged with the responsibility for implementing the Dodd- Frank Act (i.e., the SEC and the CFTC) are reviewing generally and have proposed regulations or guidelines on the use of futures by funds governed by the 1940 Act (in the case of the CFTC) and guidelines on the use of derivatives by 1940 Act funds (in the case of the SEC). It is not clear whether final guidelines for such use will be published, or when these rules will become final.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.

REFLOW LIQUIDITY PROGRAM

Certain funds may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by the other shareholders that are to settle the next business day. After purchasing fund shares, Reflow then redeems those shares when the fund next experiences net sales, at the end of ReFlow’s maximum holding period, or at other times at ReFlow’s discretion. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the Fund shares purchased by ReFlow. The fee is allocated among the Fund’s share classes based on relative net assets. ReFlow’s purchases of Fund shares are made on an investment-blind basis without regard to the Fund’s investment objective, policies or anticipated performance. ReFlow may purchase various shares of the Fund and will not be subject to any investment minimum applicable to such shares. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow’s investments in the Funds are not subject to the Funds’ Excessive Trading Policies and Procedures described in the Funds’ prospectus. By participating in such a program, there is no assurance that ReFlow will have sufficient funds available to meet the Funds’ needs.

INVESTMENT RESTRICTIONS

Each Fund has elected to be classified as a diversified, open-end management investment company.

Except as noted below, each Fund operates under the following investment restrictions and may not:

(i)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund only) make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act if the Fund is classified as a diversified investment company;(4)

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) as to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(ii)	acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(iii)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv)	(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) invest more than 10% of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(v)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund only) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that a Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts;

(vi)	make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(vii)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund only) borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act;(5) (6)

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) borrow, except that the Fund may (a) borrow up to 10% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 10% of total assets, and the Fund will not purchase securities when its borrowings exceed 5% of total assets) and (b) enter into transactions in options;(6)

(viii)	invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

(ix)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund only) issue any senior security, except to the extent permitted under the 1940 Act;(7)

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) issue any senior security, except that the Market Neutral Income Fund may sell securities short.(7)

(4)	Currently, under the 1940 Act, for a Fund to be classified as a diversified investment company, at least 75% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers, which for the purposes of this calculation are limited in respect of any one issuer to an amount (valued at the time of investment) not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.
(5)	None of these Funds intends to purchase securities when its borrowings exceed 5% of total assets.
(6)	Each Fund’s borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, a Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets, including the proceeds of borrowings, for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purposes, unless the Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets.

(7)	Currently, under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

The above restrictions are fundamental policies and may not be changed with respect to a Fund without the approval of a “majority” of the outstanding shares of that Fund, which for this purpose means the approval of the lesser of (a) more than 50% of the outstanding voting securities of that Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of that Fund are present or represented at the meeting by proxy.

In addition to the fundamental restrictions listed above, and as a non-fundamental policy, no Fund may (except as indicated):

(a)	invest in shares of other open-end investment companies, except as permitted by the 1940 Act;(8)

(b)	invest in companies for the purpose of exercising control or management;

(c)	purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(d)	make short sales of securities, except that the Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities, (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i);

(e)	invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by ADRs and securities guaranteed by a U.S. person), except that Total Return Bond Fund may invest up to 35% of its net assets in securities of foreign issuers and each of Global Growth and Income Fund, International Growth Fund, Global Equity Fund and Evolving World Growth Fund may invest up to all of its net assets in securities of foreign issuers;

(f)	(for Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund) invest more than 15% (or 10% in the case of each other Fund) of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

The non-fundamental investment restrictions above may be changed by the board of trustees without shareholder approval.

Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund’s ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund’s interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund’s portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

(8)	Each Fund intends to limit its investment in other investment companies so that, as determined immediately after a Fund invests in another investment company: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund. Currently, under the 1940 Act, a Fund is permitted to invest in other investment companies in excess of the above limitations if certain requirements are met, including that any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Each Fund may invest without limitation in money market funds, provided that the conditions of Rule 12d1-1 under the 1940 Act are met.

MANAGEMENT

TRUSTEES AND OFFICERS

The management of the Trust, including general supervision of the duties performed for each Fund under the investment management agreement between the Trust and Calamos Advisors, is the responsibility of its board of trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee’s earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 72 years.

The following table sets forth each trustee’s name, age at January 31, 2012, position(s) with the Trust, number of portfolios in the Calamos Fund Complex overseen, principal occupation(s) during the past five years and other directorships held, and date first elected or appointed. Each trustee oversees each Fund of the Trust.

TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

NAME AND AGE	POSITION(S) WITH TRUST	PORTFOLIOS OVERSEEN	PRINCIPAL OCCUPATION(S) AND OTHER DIRECTORSHIPS
John P. Calamos, Sr., 71*	Trustee and President (since 1988)	19	Chairman, CEO, and Co-Chief Investment Officer, Calamos Asset Management, Inc. (“CAM”), Calamos Investments LLC (“CILLC”), Calamos Advisors LLC and its predecessor (“Calamos Advisors”) and Calamos Wealth Management LLC (“CWM”), and Chief Executive Officer, Calamos Financial Services LLC and its predecessor (“CFS”); Director, CAM

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

NAME AND AGE	POSITION(S) WITH TRUST	PORTFOLIOS OVERSEEN	PRINCIPAL OCCUPATION(S) AND OTHER DIRECTORSHIPS
Weston W. Marsh, 61	Trustee (since 2002)	19	Of Counsel and, until December 31, 2005, Partner, Freeborn & Peters LLP (law firm)

John E. Neal, 61	Trustee (since 2001)	19	Private investor; Director, Equity Residential Trust (publicly-owned REIT) and Creation Investment (private international microfinance company); Partner, Linden LLC (health care private equity)

William R. Rybak, 61	Trustee (since 2002)	19	Private investor; Director, Christian Brothers Investment Services Inc. (since February 2010); formerly Executive Vice President and Chief Financial Officer, Van Kampen Investments, Inc. and subsidiaries (investment manager); Director, Howe Barnes Hoefer & Arnett (until March 2011); Trustee, JNL Series

NAME AND AGE	POSITION(S) WITH TRUST	PORTFOLIOS OVERSEEN	PRINCIPAL OCCUPATION(S) AND OTHER DIRECTORSHIPS
			Trust, JNL Investors Series Trust and JNL Variable Fund LLC**

Stephen B. Timbers, 67	Trustee (since 2004); Lead Independent Trustee (since 2005)	19	Private investor

David D. Tripple, 67	Trustee (since 2006)	19	Private investor; Trustee, Century Growth Opportunities Fund (since 2010), Century Shares Trust and Century Small Cap Select Fund***

*	Mr. Calamos is an “interested person” of the Trust as defined in the 1940 Act because he is an officer of the Trust and an affiliate of Calamos Advisors and CFS. Mr. Calamos is the uncle of Nick P. Calamos, Vice President of the Trust.

**	Overseeing 104 portfolios in fund complex.

***	Overseeing three portfolios in fund complex.

The address of each trustee is 2020 Calamos Court, Naperville, Illinois 60563.

OFFICERS. The preceding table gives information about John P. Calamos, Sr., who is president of the Trust. The following table sets forth each other officer’s name, age at January 31, 2012, position with the Trust and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

NAME AND AGE	POSITION(S) WITH TRUST	PRINCIPAL OCCUPATION(S)
Nick P. Calamos, 50	Vice President (since 1992)	President of Investments and Co-Chief Investment Officer, CAM, CILLC, Calamos Advisors and CFS (since 2009); Senior Executive Vice President of Investments and Co-Chief Investment Officer, CHW; prior thereto Senior Executive Vice President of Investments and Co-Chief Investment Officer, CAM, CILLC, Calamos Advisors, CWM and CFS

Nimish S. Bhatt, 48	Vice President and Chief Financial Officer (since 2007)	Senior Vice President since 2004, Chief Financial Officer (since May 2011), Head of Fund Administration (since November 2011), CAM, CILLC, Calamos Advisors, CWM and CFS; prior thereto Director of Operations (since 2004); Member, board of directors of NICSA (a not- for- profit industry trade organization) (since June 2006)

James J. Boyne, 45	Vice President (since 2008) and Assistant Secretary (since 2010)	Executive Vice President and Chief Operating Officer, CAM, CILLC, CWM, Calamos Advisors and CFS (since 2011); prior thereto President of Distribution and Operations (since 2008); prior thereto, Senior Vice President, General Counsel and Secretary, CAM, CILLC, CWM, Calamos Advisors (since 2008); Chief Operating Officer – Distribution, CFS (sine 2008); prior thereto, Chief Operating Officer, General Counsel and Executive Managing Director of McDonnell Investment Management, LLC (2001 – 2008)

Curtis Holloway, 44	Treasurer (since 2010), Prior thereto Assistant Treasurer since 2007	Treasurer of Calamos Investment Trust, Calamos Advisors Trust, CHI, CHY, CSQ, CGO and CHW (since June 2010); prior thereto Assistant Treasurer (since 2007)

J. Christopher Jackson, 60	Vice President and Secretary (since 2010)	Senior Vice President, General Counsel and Secretary, CAM, CILLC, Calamos Advisors and CFS (since 2010); Director, Calamos Global Funds PLC (since 2011); Director, U.S. Head of Retail Legal and Co-Global Head of Retail Legal of Deutsche Bank AG (2006-2010); prior thereto, Director, Senior Vice President, General Counsel and Assistant Secretary of Hansberger Global Investors, Inc. (1996-2006)

NAME AND AGE	POSITION(S) WITH TRUST	PRINCIPAL OCCUPATION(S)
Mark J. Mickey, 60	Chief Compliance Officer (since 2005)	Chief Compliance Officer, Calamos Funds (since 2005) and Chief Compliance Officer, Calamos Advisors (2005-2006);

The address of each officer is 2020 Calamos Court, Naperville, Illinois 60563.

COMMITTEES OF THE BOARD OF TRUSTEES. The Trust’s board of trustees currently has five standing committees:

Executive Committee. Messrs. John Calamos and Stephen Timbers are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions. John Calamos is an interested trustee of the Trust.

Dividend Committee. Mr. John Calamos serves as the sole member of the dividend committee. The dividend committee is authorized to declare distributions on the shares of the Trust’s series in accordance with such series’ distribution policies, including, but not limited to, regular dividends, special dividends and short- and long-term capital gains distributions.

Audit Committee. Messrs. Marsh, Neal, Rybak, Timbers and Tripple serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors’ performance, reviews the results of the Trust’s audit and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.

Valuation Committee. Messrs. Marsh, Neal, Rybak, Timbers and Tripple serve on the valuation committee. The valuation committee operates under a written charter approved by the board. The valuation committee oversees valuation matters of the Trust delegated to the pricing committee, including the fair valuation determinations and methodologies proposed and utilized by the pricing committee, reviews the Trust’s valuation procedures and their application by the pricing committee, reviews pricing errors and procedures for calculation of net asset value of each series of the Trust and responds to other matters deemed appropriate by the board.

Governance Committee. Messrs. Marsh, Neal, Rybak, Timbers and Tripple serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the board of trustees and endeavors to be informed about good practices for mutual fund boards. It also makes recommendations to the board regarding compensation of independent trustees. The governance committee also functions as a nominating committee by making recommendations to the board of trustees regarding candidates for election as non- interested trustees. The governance committee looks to many sources for recommendations of qualified trustees, including current trustees, employees of Calamos Advisors, current shareholders of the Funds, search firms that are compensated for their services and other third party sources. Any such search firm identifies and evaluates potential candidates, conducts screening interviews and provides information to the governance committee with respect to the individual candidates and the market for available candidates. In making trustee recommendations, the governance committee considers a number of factors, including a candidate’s background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the committee’s charter. Any prospective candidate is interviewed by the trustees and officers, and references are checked. The governance committee will consider shareholder recommendations regarding potential trustee candidates that are properly submitted to the governance committee for its consideration.

A Fund shareholder who wishes to propose a trustee candidate must submit any such recommendation in writing via regular mail to the attention of the Trust’s Secretary, at the address of the Trust’s principal executive offices. The shareholder recommendation must include:

•

the number and class of all shares of the Trust’s series owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially;

•

a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references;

•

information as to whether the candidate is, has been or may be an “interested person” (as such term is defined in the 1940 Act) of the Trust, Calamos Advisors or any of its affiliates, and, if believed not to be or have been an “interested person,” information regarding the candidate that will be sufficient for the committee to make such determination;

•	the written and signed consent of the candidate to be named as a nominee and to serve as a trustee of the Trust, if elected;

•

a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, so specify;

•	the class or series and number of all shares of the Trust’s series owned of record or beneficially by the candidate, as reported by the candidate; and

•	such other information that would be helpful to the governance committee in evaluating the candidate.

The governance committee may require the nominating shareholder to furnish other information it may reasonably require or deem necessary to verify any information furnished pursuant to the procedures delineated above or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a trustee. If the nominating shareholder fails to provide such additional information in writing within seven days of receipt of written request from the governance committee, the recommendation of such candidate will be deemed not properly submitted for consideration, and the governance committee is not required to consider such candidate.

Unless otherwise specified by the governance committee’s chairman or by legal counsel to the non-interested trustees, the Trust’s Secretary will promptly forward all shareholder recommendations to the governance committee’s chairman and the legal counsel to the non-interested trustees, indicating whether the shareholder recommendation has been properly submitted pursuant to the procedures adopted by the governance committee for the consideration of trustee candidates nominated by shareholders.

Recommendations for candidates as trustees will be evaluated, among other things, in light of whether the number of trustees is expected to change and whether the trustees expect any vacancies. During periods when the governance committee is not actively recruiting new trustees, shareholder recommendations will be kept on file until active recruitment is under way. After consideration of a shareholder recommendation, the governance committee may dispose of the shareholder recommendation.

In addition to the above committees, there is a pricing committee, appointed by the board of trustees, comprised of officers of the Trust and employees of Calamos Advisors.

The following table identifies the number of meetings the board and each committee held during the fiscal year ended October 31, 2011.

NUMBER OF MEETINGS DURING FISCAL YEAR ENDED October 31, 2011
Board	5
Executive Committee(1)	0
Audit Committee	4
Governance Committee	2
Dividend Committee	0
Valuation Committee	4

(1)	Although the Executive Committee held no meetings, it acted by written consent on one occasion.

LEADERSHIP STRUCTURE AND QUALIFICATIONS OF THE BOARD OF TRUSTEES. The board of trustees is responsible for oversight of the Trust. The Trust has engaged Calamos Advisors to manage the Funds on a day-to-day basis. The board of trustees oversees Calamos Advisors and certain other principal service providers in the operations of the Funds. The board of trustees is currently composed of six members, five of whom are non-interested trustees. The board of trustees meets in-person at regularly scheduled meetings four times throughout the year. In addition, the board may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the board of trustees has established five standing committees — Audit, Dividend, Executive, Governance and Valuation — and may establish ad hoc committees or working groups from time to time, to assist the board of trustees in fulfilling its oversight responsibilities. The non-interested trustees also have engaged independent legal counsel to assist them in fulfilling their responsibilities. Such independent legal counsel also serves as counsel to the Trust.

The chairman of the board of trustees is an “interested person” of the Trust (as such term is defined in the 1940 Act). The non-interested trustees have appointed a lead independent trustee. The lead independent trustee serves as a liaison between Calamos Advisors and the non-interested trustees and leads the non-interested trustees in all aspects of their oversight of the Funds. Among other things, the lead independent trustee reviews and approves, with the chairman, the agenda for each board and committee meeting and facilitates communication among the Trust’s non-interested trustees. The trustees believe that the board’s leadership structure is appropriate given the characteristics and circumstances of the Trust. The trustees also believe that this structure facilitates the exercise of the board’s independent judgment in fulfilling its oversight function and efficiently allocates responsibility among committees.

The board of trustees has concluded that, based on each trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other trustees, each trustee should serve as a member of the board. In making this determination, the board has taken into account the actual service of the trustees during their tenure in concluding that each should continue to serve. The board also has considered each trustee’s background and experience. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each trustee that led the board to conclude that he should serve as a trustee.

Each of Messrs. Calamos, Marsh, Neal and Rybak has served for more than eight years as a trustee of the Trust. In addition, each of Messrs. Calamos, Neal, Rybak, Timbers and Tripple has more than 25 years of experience in the financial services industry. Mr. Marsh has over 30 years of experience as a practicing attorney, counseling corporations and litigating commercial disputes. Each of Messrs. Calamos, Neal, Rybak, Timbers and Tripple has experience serving on boards of other entities, including other investment companies. Each of Messrs. Calamos, Marsh, Neal, Rybak and Timbers has earned a Masters of Business Administration degree, and each of Messrs. Marsh and Tripple has earned a Juris Doctor degree.

RISK OVERSIGHT. The operation of a mutual fund, including its investment activities, generally involves a variety of risks. As part of its oversight of the Funds, the board of trustees oversees risk through various regular board and committee activities. The board of trustees, directly or through its committees, reviews reports from, among others, Calamos Advisors, the Trust’s Compliance Officer, the Trust’s independent registered public accounting firm, outside legal counsel, and internal auditors of Calamos Advisors or its affiliates, as appropriate, regarding risks faced by the Funds and the risk management programs of Calamos Advisors and certain service providers. The actual day-to-day risk management with respect to the Funds resides with Calamos Advisors and other service providers to the Funds. Although the risk management policies of Calamos Advisors and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect the Funds can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the board of trustees or Calamos Advisors, its affiliates or other service providers.

TRUSTEE AND OFFICER COMPENSATION. John P. Calamos, Sr., the trustee who is an “interested person” of the Trust, does not receive compensation from the Trust. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Trust. Mr. Mickey is the only Trust officer who receives compensation from the Trust. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the periods indicated to each of the current trustees and officers compensated by the Trust.

	FISCAL YEAR ENDED OCTOBER 31, 2011
NAME	AGGREGATE COMPENSATION FROM THE TRUST(1)	TOTAL COMPENSATION FROM CALAMOS FUND COMPLEX(2)
John P. Calamos, Sr.	0	0
Weston W. Marsh(1)	$112,197	$144,000
John E. Neal(1)	$130,376	$167,500
William R. Rybak	$122,640	$157,500
Stephen B. Timbers	$145,848	$187,500
David D. Tripple	$122,640	$157,500
Mark J. Mickey	$115,805	$150,000

(1)	Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one ore more of the Funds as selected by the trustee. As of October 31, 2011, the values of the deferred compensation accounts for each of Messrs. Marsh and Neal were $1,219,211 and $1,203,008, respectively.

(2)	Consisting of 19 portfolios as of the end of the period indicated.

The compensation paid to the non-interested trustees of Calamos Funds for their services as such consists of an annual retainer fee in the amount of $86,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $7,000 for any regular board meeting attended in person, $3,500 for any regular board meeting attended by telephone or any special board meeting attended in person or by phone, $3,000 for any committee meeting attended in person or by telephone, and $1,500 per ad-hoc committee meeting to the Ad-hoc committee chair.

Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the board.

The Trust has adopted a deferred compensation plan for non-interested trustees (the “Plan”). Under the Plan, a trustee who is not an “interested person” of Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee’s deferred compensation account at any time is equal to what the value would be if the amounts credited to the account had instead been invested in Class I shares of one or more of the Funds as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee’s beneficiaries. Each Fund’s obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund’s obligations to make payments under the Plan.

At December 31, 2011, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds, and of all funds in the Fund Complex having values within the indicated dollar ranges.*

	GROWTH FUND	GROWTH AND INCOME FUND	VALUE FUND	BLUE CHIP FUND	DISCOVERY GROWTH FUND
John P. Calamos, Sr.	Over $100,000	Over $100,000	Over$100,000	Over $100,000	Over $100,000
Weston W. Marsh	None	None	None	Over $100,000	None
John E. Neal	Over $100,000	Over $100,000	None	None	None
William R. Rybak	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	None
Stephen B. Timbers	Over $100,000	Over $100,000	None	None	None
David D. Tripple	$10,001-$50,000	$1-$10,000	$10,001-$50,000	$1-$10,000	$10,001-$50,000

	GLOBAL GROWTH AND INCOME FUND	INTERNATIONAL GROWTH FUND	GLOBAL EQUITY FUND	CONVERTIBLE FUND	MARKET NEUTRAL INCOME FUND
John P. Calamos, Sr.	Over $100,000	Over $100,000	Over $100,000	$50,001-$100,000	Over $100,000
Weston W. Marsh	None	Over $100,000	None	Over $100,000	None
John E. Neal	Over $100,000	Over $100,000	None	None	$50,000-$100,000
William R. Rybak	$10,001-$50,000	None	None	$10,001-$50,000	$10,001-$50,000
Stephen B. Timbers	None	Over $100,000	None	Over $100,000	None
David D. Tripple	$10,001-$50,000	$10,001-$50,000	$1-$10,000	$1-$10,000	$50,000-$100,000

	HIGH YIELD FUND	TOTAL RETURN BOND FUND	EVOLVING WORLD GROWTH FUND	AGGREGATE DOLLAR RANGE OF SHARES OF ALL FUNDS IN THE FUND COMPLEX
John P. Calamos, Sr.	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Weston W. Marsh	None	None	None	Over $100,000
John E. Neal	None	None	None	Over $100,000
William R. Rybak	$10,001-$50,000	None	None	Over $100,000
Stephen B. Timbers	Over $100,000	Over $100,000	None	Over $100,000
David D. Tripple	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000

*	Valuation as of December 31, 2011.

No trustee who is not an “interested person” of the Trust owns beneficially or of record, any security of Calamos Advisors, CFS, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Calamos Advisors or CFS.

CODE OF ETHICS. Employees of Calamos Advisors and Calamos Financial Services LLC (“CFS”), the Funds’ distributor, are permitted to make personal securities transactions, including transactions in securities that the Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust, Calamos Advisors and CFS. The Code of Ethics adopted pursuant to Rule 17j-1 under the 1940 Act contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of Calamos Advisors and CFS employees and the interests of investment advisory clients such as the Trust. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Affiliates of Calamos Advisors and CFS, CAM, CILLC, Calamos Family Partners, Inc. (“CFP”) and the owners of these affiliates, which include John P. Calamos, Sr., Nick P. Calamos and John Calamos, Jr. (“Calamos Family”), may invest in products managed by Calamos Advisors to support the continued growth of our investment products and strategies, including investments to seed new products. Notwithstanding any provision to the contrary in the Code of Ethics, investments made by CAM, CILLC, CFP and the Calamos Family in products managed by Calamos Advisors are not subject to restrictions of the Code of Ethics regarding short term or speculative trading. As a result, such entities or individuals may hedge corporate or personal investments in such products. However, these hedging transactions are subject to pre-clearance by the Compliance Department and reporting to the CAM Audit Committee. In addition, the trading execution order must be (1) products or accounts managed by Calamos Advisors (2) CAM, (3) CILLC, (4) and CFP and/or the Calamos Family. All other provisions of the Code of Ethics are otherwise applicable.

The General Counsel may approve additional strategies or instruments based on unusual market circumstances and on the determination that the transactions would not impact the broader market or conflict with any customer activity.

PROXY VOTING PROCEDURES. Each Fund has delegated proxy voting responsibilities to Calamos Advisors, subject to the board of trustees’ general oversight. Each Fund expects Calamos Advisors to vote proxies related to that Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures (the “Policies”). The Policies address, among other things, conflicts of interest that may arise between the Funds’ interests, and the interests of Calamos Advisors and its affiliates.

The following is a summary of the Policies used by Calamos Advisors in voting proxies.

To assist it in voting proxies, Calamos Advisors has established a committee comprised of members of its Portfolio Management and Research Departments. The committee and/or its members will vote proxies using the following guidelines.

In general, if Calamos Advisors believes that a company’s management and board have interests sufficiently aligned with the Fund’s interest, Calamos Advisors will vote in favor of proposals recommended by the company’s board. More specifically, Calamos Advisors seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos Advisors will examine board member elections on a case-by-case basis, it will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.

Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-takeover measures (including adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights), changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of a Fund in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos Advisors will vote on a case-by-case basis on proposals presenting these transactions.

To assist it in analyzing proxies, Calamos subscribes to Broadridge, an unaffiliated third-party corporate governance research services that provides in-depth analyses of shareholder meeting agendas, voting recommendations, record keeping and vote disclosure services. Proxies received by the Funds are voted based upon Calamos’ proxy voting guidelines. CAL has established an internal proxy group that is responsible for maintaining oversight of all facets of the processes described above. Any proxy that is not covered by the proxy voting guidelines is reviewed and considered by Calamos’ proxy group and is voted in accordance with that review. In addition, this service facilitates the voting of each proxy in accordance with our proxy voting policy. Based on the instruction provided by the proxy group and/or the principles inherent in CAL’s proxy policy, the Corporate Actions Department will vote and process proxies.

Finally, Calamos Advisors has established procedures to help resolve conflicts of interests that might arise when voting proxies for the Funds. These procedures provide that the committee, along with Calamos Advisors’ Legal and Compliance Departments, will examine conflicts of interests with the Funds of which Calamos Advisors is aware and seek to resolve such conflicts in the Funds’ best interests, irrespective of any such conflict. If a member of the committee has a personal conflict of interest, that member will refrain from voting and the remainder of the committee will determine how to vote the proxy solely on the investment merits of any proposal. The committee will then memorialize the conflict and the procedures used to address the conflict.

The Trust is required to file with the SEC its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. The Trust’s proxy voting record for the most recent 12-month period ending June 30 is available by August 31 of each year (1) on the SEC’s website at www.sec.gov and (2) without charge, upon request, by calling 800-582-6959.

You may obtain a copy of Calamos Advisors’ Policies by calling 800.582.6959, by visiting Calamos Advisors’ website at www.calamos.com, by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS. The board of trustees, including a majority of the non-interested trustees, has adopted policies and procedures to govern the disclosure of portfolio security holdings. The board of trustees considered the circumstances under which portfolio security holdings may be disclosed to different categories of persons and how to address actual and potential conflicts of interests between the interests of the Funds’ shareholders, on the one hand, and those of Calamos Advisors and CFS, on the other. After giving due consideration to such matters and after exercising their fiduciary duties and reasonable business judgment, the board of trustees determined that the Funds have a legitimate business purpose for disclosing portfolio security holdings to the persons described in the policies and procedures, and that the policies and procedures are reasonably designed to ensure that disclosures of portfolio security holdings are not opposed to the best interests of shareholders and appropriately address the potential for material conflicts of interest.

Calamos Advisors and CFS carry out the policies and procedures governing disclosure of portfolio security holdings, and as such have access to information regarding portfolio security holdings on a daily basis and may disclose that information to the Funds’ service providers and other third parties only in accordance with the policies and procedures adopted by the board of trustees.

Disclosure to the Public

A complete list of portfolio holdings as of the last business day of the preceding calendar month may be disclosed no earlier than 30 days after the end of the previous calendar month.

A subset of each Fund’s portfolio security holdings “top ten” list may be disclosed no earlier than 10 days after the end of the previous calendar month.

Portfolio attribution, any information relating to a Fund’s portfolio characteristics, such as, but not limited to, industries or sectors within a Fund, income distributions, potential capital gains, beta, average weighted average, current yield, or SEC yield may be disclosed on a ten (10) day lag.

Based on an internal exception process and review of conflicts of interest, the Funds may publicly disclose whether an individual security is, or is not, owned by a Fund. Such an exception shall be reported to the Funds’ Board of Trustees at the next scheduled meeting.

The Funds most current public portfolio holdings information may be found at www.calamos.com.

Non-Public Disclosure

Disclosure to Rating and Ranking Agencies. A complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed to rating or ranking agencies, such as S&P, Moody’s, Morningstar, Inc. (“Morningstar”) and Lipper, Inc. (“Lipper”), no earlier than 30 days after the end of such quarter. Any non-public disclosure to rating or ranking agencies shall be made subject to a duty of confidentiality, including a duty not to trade on non-public information. As of December 31, 2011, the following rating or ranking agencies are provided portfolio security holdings information in connection with the above procedures: Standard & Poor’s Financial Services, LLC, Bloomberg LP, Thompson Reuters, Morningstar, Inc., Vickers Stock Research Corporation, Capital Bridge, Inc., and FactSet Financial Research Systems, Inc.

Disclosure to Third Parties. Portfolio security holdings may be disclosed more frequently than described above to third parties, with little or no lag time, when a Fund has a legitimate business purpose for doing so. The frequency and lag time of such disclosure is based upon each party’s need for the information. Third parties include, but are not limited to, each Fund’s investment adviser, principal underwriter, custodian, transfer agent, administrator, fund accounting agent, financial accounting agent, independent auditors, attorneys or such other selected third parties. As of December 31, 2011, the following parties receive non-public portfolio security holdings disclosure: Calamos Advisors, CFS, State Street Corporation, US Bancorp Fund Services LLC, Deloitte & Touche LLP, Wall Street Concepts, Inc., and K&L Gates LLP. The third parties have a duty to keep the Funds’ non-public information confidential either through written contractual arrangements with the Funds or Calamos Advisors, or by the nature of their fiduciary duty with respect to the Funds, which includes a duty of confidentiality and a duty to refrain from trading on non-public information. The Funds may be harmed if the service providers breach any non-contractual duty to keep the Funds’ non-public information confidential as the Funds may have no contractual remedies or recourse against such breaching parties.

In addition, the Funds, Calamos Advisors, CFS and the Funds’ administrator and custodian may, for legitimate business purposes within the scope of their duties and responsibilities, disclose portfolio security holdings (whether a complete list of portfolio security holdings or a subset thereof) and other positions comprising the Funds’ assets to one or more broker-dealers or foreign custodians during the course of, or in connection with, normal day-to-day securities and derivative transactions with or through such broker-dealers or foreign custodians, subject to such broker-dealer’s obligation and/or foreign custodian’s fiduciary duty not to disclose or use material, non-public information concerning the Funds’ portfolio security holdings without the consent of the Funds or their agents. Any such disclosure must be approved in writing by Calamos Advisors’ General Counsel or, in his absence, the Trust’s Chief Compliance Officer.

Disclosures required by Applicable Law. The Funds, Calamos Advisors and CFS may disclose portfolio security holdings information of the Funds as may be required by applicable law, rule, regulation or court order. Any officer of the Funds, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.

As part of the Funds’ compliance program under Rule 38a-1 under the 1940 Act, the Trust’s Chief Compliance Officer periodically will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures. The board of trustees will oversee disclosures through the reporting of the Chief Compliance Officer.

The Funds, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.

INVESTMENT ADVISORY SERVICES

Investment management and certain other services are provided to the Trust by Calamos Advisors pursuant to a Management Agreement (the “Management Agreement”) dated August 1, 2000, as amended. Calamos Advisors also furnishes office space, equipment and management personnel to the Trust. For more information, see the prospectus under “Who manages the Funds?”

Each Fund pays Calamos Advisors a fee based on its average daily net assets that is accrued daily and paid on a monthly basis. Growth Fund pays a fee on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.90% on the next $500 million, 0.80% on the next $5 billion (over $1 billion to $6 billion), 0.78% on the next $5 billion (over $6 billion to $11 billion), 0.76% on the next $5 billion (over $11 billion to $16 billion), 0.74% on the next $5 billion (over $16 billion to $21 billion), 0.72% on the next $5 billion (over $21 billion to $26 billion) and 0.70% on average daily net assets in excess of $26 billion. Each of Growth and Income Fund, Convertible Fund, Market Neutral Income Fund and High Yield Fund pays a fee on its average daily net assets is at the annual rate of 0.75% on the first $500 million, 0.70% on the next $500 million, and 0.65% on average daily net assets in excess of $1 billion.

Each of Global Growth and Income Fund, Blue Chip Fund and Value Fund pays a fee on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion.

Total Return Bond Fund pays a fee on its average daily net assets at the annual rate of 0.55% on the first $500 million, 0.53% on the next $500 million, 0.51% on the next $5 billion (over $1 billion to $6 billion), 0.49% on the next $5 billion (over $6 billion to $11 billion), 0.48% on the next $5 billion (over $11 billion to $16 billion), 0.47% on the next $5 billion (over $16 billion to $21 billion), 0.46% on the next $5 billion (over $21 billion to $26 billion), and 0.45% on average daily net assets in excess of $26 billion.

Evolving World Growth Fund pays a fee on its average daily net assets at the annual rate of 1.10% on the first $500 million, 1.05% on the next $500 million, 1.00% on the next $5 billion (over $1 billion to $6 billion), 0.98% on the next $5 billion (over $6 billion to $11 billion), 0.96% on the next $5 billion (over $11 billion to $16 billion), 0.94% on the next $5 billion (over $16 billion to $21 billion), 0.92% on the next $5 billion (over $21 billion to $26 billion), and 0.90% on average daily net assets in excess of $26 billion.

Discovery Growth Fund pays a fee on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.90% on the next $500 million, and 0.80% on average daily net assets in excess of $1 billion.

Each of International Growth Fund and Global Equity Fund pays a base fee, subject to possible adjustment based on the Fund’s performance, as described in the prospectus. The base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion. For International Growth Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index (the “Growth Index”) over the performance measurement period on an annualized basis, respectively. For Global Equity Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI World Index (the “World Index”) over the performance measurement period on an annualized basis, respectively.

It is possible that the Funds’ contractual expense reimbursement agreement with Calamos Advisors may have the effect of increasing the outperformance adjustment to the base fee paid to Calamos Advisors, or decreasing the underperformance adjustment to the base fee paid to Calamos Advisors. The payment and calculation of the performance adjustment is subject to the ultimate supervision of the board of trustees, and the board of trustees has the authority to terminate the contractual expense reimbursement agreement at any time. If the board of trustees determines that another index is appropriate for International Growth Fund or Global Equity Fund, it may designate a successor index to be substituted, subject to approval by shareholders.

The performance measurement period for International Growth Fund began at the start of the first full month of operation (April 1, 2005) and includes the trailing 36 months. The performance measurement period for Global Equity Fund began at the start of the first full month of operation (March 1, 2007) and will eventually include the trailing 36 months. Prior to February 1, 2008, only the base fee was payable, and there was no performance adjustment. Commencing in February 2008, the base fee was subject to adjustment based on the performance of the Fund’s Class A shares relative to that of the World Index over the 12 calendar months ended February 29, 2008. For each succeeding month through February 2010, the performance measurement period will increase by one month, and thereafter the performance measurement period will be the trailing 36 months.

The performance comparison is made at the end of each month. The maximum annualized performance adjustment rate for each of International Growth Fund and Global Equity Fund is +/-0.30% of such Fund’s average daily net assets over the performance measurement period. The performance adjustment rate is divided by 12 and multiplied by the Fund’s average daily net assets over the performance measurement period, and the resulting dollar amount is then added to or subtracted from the base fee. Calamos Advisors may receive a positive performance adjustment even if the Fund has a negative return over a performance measurement period if it otherwise outperforms its respective Index during that period.

The investment performance of each of International Growth Fund and Global Equity Fund will be the sum of: (1) the change in such Fund’s net asset value (“NAV”) per Class A share during the performance measurement period; plus (2) the value of such Fund’s cash distributions per share accumulated to the end of the performance measurement period; plus (3) the value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of the performance measurement period; expressed as a percentage of such Fund’s NAV per Class A share at the beginning of the performance measurement period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in shares of the Fund at the NAV in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes.

The investment record of each Index will be the sum of: (1) the change in the level of the Index during the performance measurement period; plus (2) the value, computed consistently with the Index, of cash distributions made by companies whose securities comprise the Index accumulated to the end of the performance management period; expressed as a percentage of the Index level at the beginning of the performance measurement period. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the index at least as frequently as the end of each calendar quarter following the payment of the dividend.

Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family. John P. Calamos is an affiliated person of the Funds and their advisor by virtue of his position as Trustee and President of the Trust and Chairman, CEO and Co-Chief Investment Officer of Calamos Advisors. Nick P. Calamos, Nimish S. Bhatt, James J. Boyne and J. Christopher Jackson are affiliated persons of the Funds and their advisor by virtue of their positions as Vice President; Vice President and Chief Financial Officer; Vice President and Assistant Secretary; and Vice President and Secretary of the Trust; respectively, and as President of Investments and Co-Chief Investment Officer; Senior Vice President and Director of Operations; President of Distribution and Operations; and Senior Vice President, General Counsel and Secretary of Calamos Advisors, respectively.

During the periods shown below, each of the Funds paid total advisory fees and was reimbursed by Calamos Advisors for expenses in excess of applicable expense limitations as follows:

Description of Fund	Year Ended 10/31/11	Year Ended 10/31/10	Year Ended 10/31/09
Growth Fund
Advisory fee	$70,744,156	$66,325,813	$58,313,737
Waiver or reimbursement	0	0	(229,296)

Net Fee	70,744,156	66,325,813	58,084,441
Value Fund
Advisory fee	483,979	612,573	602,679
Waiver or reimbursement	(72,665)	0	(1,347)

Net Fee	411,314	612,573	601,332
Blue Chip Fund
Advisory fee	640,735	669,312	745,249
Waiver or reimbursement	(84,562)	0	(2,189)

Net Fee	556,173	669,312	743,060
Discovery Growth Fund(1)
Advisory fee	321,128	67,368	N/A
Waiver or reimbursement	(106,041)	(76,796)	N/A

Net Fee	215,087	(9,428)	N/A
International Growth Fund
Advisory fee	4,165,209	2,529,339	1,909,630
Performance fee	489,762	427,232	105,662
Waiver or reimbursement	(376,561)	0	(3,707)

Net Fee	4,278,410	2,956,571	2,011,585
Evolving World Growth Fund
Advisory fee	1,758,319	761,190	288,739
Waiver or reimbursement	0	0	(111,679)

Net Fee	1,758,319	761,190	177,060
Global Equity Fund
Advisory fee	901,148	429,135	278,096
Performance fee	78,882	71,560	55,288
Waiver or reimbursement	(91,063)	0	(29,147)

Net Fee	888,967	500,695	304,237
Growth & Income Fund
Advisory fee	29,267,134	25,820,090	22,079,688
Waiver or reimbursement	0	0	(55,832)

Net Fee	29,267,134	25,820,090	22,023,856
Global Growth and Income Fund
Advisory fee	15,544,907	10,317,420	6,717,322
Waiver or reimbursement	0	0	(7,580)

Net Fee	15,544,907	10,317,420	6,709,742
Convertible Fund
Advisory fee	22,016,539	21,339,720	11,814,644
Waiver or reimbursement	0	0	(79,374)

Net Fee	22,016,539	21,339,720	11,735,270
Total Return Bond Fund
Advisory fee	1,172,341	1,174,861	903,155
Waiver or reimbursement	(145,211)	(171,377)	(202,396)

Net Fee	1,027,130	1,003,484	700,759
High Yield Fund
Advisory fee	2,051,027	2,132,549	1,610,124
Waiver or reimbursement	0	0	(5,964)

Net Fee	2,051,027	2,132,549	1,604,160
Market Neutral Income Fund
Advisory fee	15,739,636	12,912,238	8,817,948
Waiver or reimbursement	0	0	(51,459)

Net Fee	15,739,636	12,912,238	8,766,489

(1)	Discovery Growth Fund commenced operations on June 1, 2010.

The use of the name “Calamos” in the name of the Trust and in the names of the Funds are pursuant to licenses granted by Calamos Advisors, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as investment adviser to the Funds.

EXPENSES

Subject to the expense limitations described below, the Funds pay all their own operating expenses that are not specifically assumed by Calamos Advisors, including (i) fees of Calamos Advisors; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, Calamos Advisors or CFS; (iv) legal, audit, custodial and transfer agency fees and expenses; (v) fees and expenses related to the Funds’ organization and registration and qualification of the Funds and their shares under federal and state securities laws; (vi) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; (x) distribution expenses pursuant to the Funds’ Distribution Plans; and (xi) brokerage commissions and other transaction-related costs.

Calamos Advisors contractually agreed to limit through June 30, 2013 the annual operating expenses of each class of shares of each Fund in excess of certain limits as reflected in the table below. For purposes of this agreement, operating expenses do not include dividends on short positions.

Fund	Class	Limitation Period	Expense Limitation
Calamos Growth Fund	Class A	06/30/2013	1.75%
	Class B	06/30/2013	2.50%
	Class C	06/30/2013	2.50%
	Class I	06/30/2013	1.50%
	Class R	06/30/2013	2.00%
Calamos Value Fund	Class A	06/30/2013	1.15%
	Class B	06/30/2013	1.90%
	Class C	06/30/2013	1.90%
	Class I	06/30/2013	0.90%
	Class R	06/30/2013	1.40%
Calamos Blue Chip Fund	Class A	06/30/2013	1.15%
	Class B	06/30/2013	1.90%
	Class C	06/30/2013	1.90%
	Class I	06/30/2013	0.90%
	Class R	06/30/2013	1.40%
Calamos Discovery Growth Fund	Class A	06/30/2013	1.50%
	Class B	06/30/2013	2.25%
	Class C	06/30/2013	2.25%
	Class I	06/30/2013	1.25%
	Class R	06/30/2013	1.75%
Calamos International Growth Fund	Class A	06/30/2013	1.40%
	Class B	06/30/2013	2.15%
	Class C	06/30/2013	2.15%
	Class I	06/30/2013	1.15%
	Class R	06/30/2013	1.65%
Calamos Evolving World Growth Fund	Class A	06/30/2013	1.75%
	Class B	06/30/2013	2.50%
	Class C	06/30/2013	2.50%
	Class I	06/30/2013	1.50%
	Class R	06/30/2013	2.00%
Calamos Global Equity Fund	Class A	06/30/2013	1.40%
	Class B	06/30/2013	2.15%
	Class C	06/30/2013	2.15%
	Class I	06/30/2013	1.15%
	Class R	06/30/2013	1.65%
Calamos Growth and Income Fund	Class A	06/30/2013	1.75%
	Class B	06/30/2013	2.50%
	Class C	06/30/2013	2.50%
	Class I	06/30/2013	1.50%
	Class R	06/30/2013	2.00%
Calamos Global Growth and Income Fund	Class A	06/30/2013	1.75%
	Class B	06/30/2013	2.50%
	Class C	06/30/2013	2.50%
	Class I	06/30/2013	1.50%
	Class R	06/30/2013	2.00%
Calamos Convertible Fund	Class A	06/30/2013	1.75%
	Class B	06/30/2013	2.50%
	Class C	06/30/2013	2.50%
	Class I	06/30/2013	1.50%
	Class R	06/30/2013	2.00%
Calamos Total Return Bond Fund	Class A	06/30/2013	0.90%
	Class B	06/30/2013	1.65%
	Class C	06/30/2013	1.65%
	Class I	06/30/2013	0.65%
	Class R	06/30/2013	1.15%
Calamos High Yield Fund	Class A	06/30/2013	1.75%
	Class B	06/30/2013	2.50%
	Class C	06/30/2013	2.50%
	Class I	06/30/2013	1.50%
	Class R	06/30/2013	2.00%
Calamos Market Neutral Income Fund	Class A	06/30/2013	1.75%
	Class B	06/30/2013	2.50%
	Class C	06/30/2013	2.50%
	Class I	06/30/2013	1.50%
	Class R	06/30/2013	2.00%

*	With respect to International Growth Fund and Global Equity Fund, such limitations for any period will be adjusted upward or downward by the performance adjustment for the period. For example, a 0.10% upward adjustment to the management fee would mean that CALAMOS ADVISORS would reimburse Fund expenses so that total annual fund operating expenses are limited to 1.50%, 2.25%, 2.25%, 1.25% and 1.75% for Class A shares, Class B shares, Class C shares, Class I shares and Class R shares, respectively.

TEAM APPROACH TO MANAGEMENT

While day-to-day management of each portfolio is a team effort, the Co-Chief Investment Officers (“Co-CIOs”), along with the senior strategy analysts, have joint primary and supervisory responsibility for each of the Funds and work with all team members in developing and executing each respective portfolio’s investment program. Each is further identified below.

John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of Calamos Advisors, generally focus on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO and President of Investments of Calamos Advisors, also focuses on portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings. As Co-CIOs, Messrs. John Calamos and Nick Calamos direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. The team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs, as well as the Co-Heads of Research and Investments, Jeff Scudieri and Jon Vacko, and the senior strategy analysts. Nick Calamos, along with Jeff Scudieri and Jon Vacko are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. John Calamos, Jr., John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki are each senior strategy analysts. The Co-CIOs, Co-Heads of Research and Investments and senior strategy analysts are referred to collectively as “Team Leaders.”

The Team Leaders also have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts as of October 31, 2011, is set forth below.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos Sr.	25	26,409,198,885	11	1,572,298,141	7,291	6,230,460,155
Nick P. Calamos	25	26,409,198,885	11	1,572,298,141	7,291	6,230,460,155
John P. Calamos, Jr.	25	26,409,198,885	11	1,572,298,141	7,291	6,230,460,155
Jeff Scudieri	25	26,409,198,885	11	1,572,298,141	7,291	6,230,460,155
Jon Vacko	25	26,409,198,885	11	1,572,298,141	7,291	6,230,460,155
John Hillenbrand	25	26,409,198,885	11	1,572,298,141	7,291	6,230,460,155
Steve Klouda	25	26,409,198,885	11	1,572,298,141	7,291	6,230,460,155
Christopher Hartman	25	26,409,198,885	11	1,572,298,141	7,291	6,230,460,155
Joe Wysocki	25	26,409,198,885	11	1,572,298,141	7,291	6,230,460,155

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos Sr.	3	697,181,821	0	—	0	—
Nick P. Calamos	3	697,181,821	0	—	0	—
John P. Calamos, Jr.	3	697,181,821	0	—	0	—
Jeff Scudieri	3	697,181,821	0	—	0	—
Jon Vacko	3	697,181,821	0	—	0	—
John Hillenbrand	3	697,181,821	0	—	0	—
Steve Klouda	3	697,181,821	0	—	0	—
Christopher Hartman	3	697,181,821	0	—	0	—
Joe Wysocki	3	697,181,821	0	—	0	—

*	Each Team Leader may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table does not include information about those accounts where the Team Leader or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.

The Funds’ Team Leaders are responsible for managing both the Funds and other accounts, including separate accounts and funds not required to be registered under the 1940 Act.

Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Funds in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.

A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Director of Compliance on a monthly basis.

Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

The Team Leaders advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a Team Leader to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the Team Leaders from such accounts due to unrealized appreciation as well as realized gains in the client’s account.

As of October 31, 2011, Team Leaders John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. receive all of their compensation from Calamos Advisors. Each has entered into an employment agreement that provides for compensation in the form of an annual base salary and a target bonus, both components payable in cash. Their target bonus is set at a percentage of the respective base salary, ranging from 300% to 600%, with a maximum annual bonus opportunity of 150% of the target bonus. For example, the target bonus for a Team Leader who earns $500,000 would range from $1,500,000 to $3,000,000 and the Team Leader’s maximum annual bonus opportunity would range from $2,250,000 to $4,500,000. Also, due to the ownership and executive management positions with Calamos Asset Management, Inc., additional multiple corporate objectives are utilized to determine the target bonus for John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. For 2011, the additional corporate objectives were distribution effectiveness, as measured by redemption rates and sales growth; investment performance, as measured by risk-adjusted performance; income growth, as measured by operating margin; management evaluation, based upon several factors including the execution of strategic initiatives; and stockholder return over a 36-month period relative to the industry peer group.

As of October 31, 2011, Jeff Scudieri, Jon Vacko, John Hillenbrand, Steve Klouda, Christopher Hartman and Joe Wysocki receive all of their compensation from Calamos Advisors. They each receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and long-term incentive awards. Each of these associates has a bonus range of opportunity which is expressed as a percentage of base salary. Each of these associates is also eligible for discretionary long-term incentive awards, however these awards are not guaranteed from year to year. Long-term incentive awards consist of restricted stock units or a combination of restricted stock units and stock options.

The amounts paid to all Team Leaders and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Team Leaders’ compensation structure does not differentiate between the Funds and other accounts managed by the Team Leaders, and is determined on an overall basis, taking into consideration the performance of the various strategies managed by the Team Leaders. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the target bonus, as well as overall performance of Calamos Advisors.

All Team Leaders are eligible to receive annual equity awards in shares of Calamos Asset Management, Inc. under an incentive compensation plan. The target annual equity awards are set at a percentage of their respective base salaries.

Historically, the annual equity awards granted under the incentive compensation plan have been comprised of stock options and restricted stock units. Most of the stock options and restricted stock units issued have vested annually in one-third installments beginning in the fourth year after the grant date and each award has been subject to accelerated vesting under certain conditions. Unless terminated early, the stock options have a ten-year term.

At October 31, 2011, each Team Leader beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds having values within the indicated dollar ranges.*

	GROWTH FUND	GROWTH AND INCOME FUND	VALUE FUND	BLUE CHIP FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Nick P. Calamos	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
John P. Calamos, Jr.	Over $1,000,000	Over $1,000,000	$500,001 to $1,000,000	Over $1,000,000
Jeff Scudieri	$100,001 to $500,000	$100,001 to $500,000	$1 to $10,000	None
Jon Vacko	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000	$50,001 to $100,000
John Hillenbrand	$100,001 to $500,000	$50,001 to $100,000	None	None
Steve Klouda	$100,001 to $500,000	$100,001 to $500,000	None	$100,001 to $500,000
Christopher Hartman	$10,001 to $50,000	$50,001 to $100,000	$1 to $10,000	None
Joe Wysocki	$10,001 to $50,000	$50,001 to $100,000	$1 to $10,000	None

	DISCOVERY GROWTH FUND	GLOBAL GROWTH AND INCOME FUND	INTERNATIONAL GROWTH FUND	GLOBAL EQUITY FUND	CONVERTIBLE FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	$50,001 to $100,000
Nick P. Calamos	Over $1,000,000	Over $1,000,000	Over $1,000,000	$10,001 to $50,000	$100,001 to $500,000
John P. Calamos, Jr.	$100,000 to $500,000	Over $1,000,000	$500,001 to $1,000,000	$50,001 to $100,000	$10,001 to $50,000
Jeff Scudieri	None	$100,001 to $500,000	$100,001 to $500,000	$10,001 to $50,000	None
Jon Vacko	$1 to $10,000	$100,001 to $500,000	$100,001 to $500,000	$1 to $10,000	$50,001 to $100,000
John Hillenbrand	None	$50,001 to $100,000	$100,001 to $500,000	None	None
Steve Klouda	None	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000	None
Christopher Hartman	$10,001 to $50,000	$10,001 to $50,000	$10,001 to $50,000	$1 to $10,000	None
Joe Wysocki	$1 to $10,000	$10,001 to $50,000	$10,001 to $50,000	$10,001 to $50,000	$1 to $10,000

	MARKET NEUTRAL INCOME FUND	HIGH YIELD FUND	TOTAL RETURN BOND FUND	EVOLVING WORLD GROWTH FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Nick P. Calamos	None	$100,001 to $500,000	None	Over $1,000,000
John P. Calamos, Jr.	None	$1 to $10,000	$1 to $10,000	$10,001 to $50,000
Jeff Scudieri	None	None	None	$50,001 to $100,000
Jon Vacko	$10,001 to $50,000	$50,001 to $100,000	$10,001 to $50,000	$100,001 to $500,000
John Hillenbrand	$10,001 to $50,000	$10,001 to $50,000	None	None
Steve Klouda	None	None	None	$100,001 to $500,000
Christopher Hartman	None	None	None	$10,001 to $50,000
Joe Wysocki	None	$1 to $10,000	None	$1 to $10,000

*	Valuation as of October 31, 2011.

DISTRIBUTION PLAN

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), whereby Class A shares, Class B shares, Class C shares and Class R shares of each Fund pay to CFS service and distribution fees as described in the prospectus. No distribution or service fees are paid with respect to Class I shares. CFS may use the amount of such fees to defray the costs of commissions and service fees paid to broker-dealers and other financial intermediaries whose customers invest in shares of the Funds and for other purposes.

The Trust’s board of trustees has determined that the Plan could be a significant factor in the growth and retention of Fund assets, resulting in a more advantageous expense ratio and increased investment flexibility, which could benefit each class of Fund shareholders. A cash flow from sales of shares may enable a Fund to meet shareholder redemptions without having to liquidate portfolio securities and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The board also considered that continuing growth in the Funds’ size would be in the shareholders’ best interests because increased size would allow the Funds to realize certain economies of scale in their operations and would likely reduce the proportionate share of expenses borne by each shareholder. Even in the case of a Fund that is closed to new investors, the payment of ongoing compensation to a financial intermediary for providing services to its customers based on the value of their Fund shares is likely to provide the shareholders with valuable services and to benefit the Fund by promoting shareholder retention and reduced redemptions. The board of trustees therefore determined that it would benefit the Fund to have monies available for the direct distribution and service activities of CFS, as the Funds’ distributor, in promoting the continuous sale of the Funds’ shares. The board of trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

The Plan has been approved by the board of trustees, including all of the trustees who are non-interested persons as defined in the 1940 Act. The substance of the Plan has also been approved by the vote of a majority of the outstanding shares of each Fund. The Plan must be reviewed annually by the board of trustees and may be continued from year to year by vote of the board, including a majority of the trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the Plan’s operation (“non-interested trustees”), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and CFS, or, as to the Fund, by vote of a majority of the Fund’s outstanding shares.

The Plan may not be amended as to any class of shares of any Fund to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected class, and all such material amendments to the Plan must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.

CFS is required to report in writing to the board of trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the board with such other information as may reasonably be requested to enable the board to make an informed determination of whether the Plan should be continued.

During the fiscal year ended October 31, 2011, payments to CFS and affiliates and broker-dealers pursuant to the Plan were made in the following amounts:

	Growth Fund	Blue Chip Fund	Value Fund	International Growth Fund	Global Growth and Income Fund	Growth and Income Fund	High-Yield Fund	Convertible Fund	Market Neutral Income Fund	Global Equity	Total Return Bond Fund	Evolving World Growth	Discovery Growth
CFS & AFFILIATES
Class A	601,740	1,366	1,066	19,090	—	111,271	10,556	301,243	42,781	239	4,299	3,573	32,126
Class B	3,446,946	28,661	25,031	121,628	298,526	1,906,625	99,650	253,158	162,467	20,148	127,687	18,215	14,260
Class C	1,082,070	12,922	1,695	108,166	562,395	1,660,236	47,594	936,456	551,487	32,511	66,808	44,769	19,584
Class R	22,541	532	467	3,961	3,476	17,394	723	1,033	2,027	6,801	6,550	6,739	6,627
BROKER-DEALERS
Class A	11,783,140	59,700	67,263	449,438	953,626	4,762,527	448,464	3,744,426	3,192,443	100,554	267,827	186,148	19,797
Class B	1,084,586	8,850	7,455	38,254	94,508	600,346	32,768	77,110	51,653	8,596	36,031	1,471	471
Class C	16,260,887	96,838	47,341	429,330	2,442,609	11,964,675	392,153	5,757,893	2,734,385	60,957	374,795	14,523	2,868
Class R	37,262	—	—	4,905	4,395	48,334	577	18,473	12,394	920	971	—	—

During the fiscal year ended October 31, 2011, payments were made under the Plan on behalf of the indicated Funds for expenses associated with advertising, printing and mailing of prospectuses to prospective shareholders, and sales personnel compensation as follows:

	Growth Fund	Blue Chip Fund	Value Fund	International Growth Fund	Global Growth and Income Fund	Growth and Income Fund	High-Yield Fund	Convertible Fund	Market Neutral Income Fund	Global Equity	Total Return Bond Fund	Evolving World Growth	Discovery Growth
Class A
Printed Materials	128,698	826	1,328	7,152	11,648	58,547	3,314	20,580	82,333	923	1,723	1,493	335
Sales & Marketing	4,258,089	151,589	115,664	761,555	630,272	2,689,705	382,019	838,524	2,803,764	343,056	227,337	436,361	182,907
Total	4,386,787	152,415	116,992	768,707	641,920	2,748,252	385,333	859,104	2,886,097	343,979	229,060	437,853	183,242
Class B
Printed Materials	39,142	391	596	1,845	2,955	15,149	901	1,310	1,062	293	1,288	151	48
Sales & Marketing	499,325	104,636	106,720	119,066	130,313	255,988	110,065	114,997	111,532	103,561	113,705	102,169	101,218
Total	538,467	105,027	107,316	120,911	133,268	271,138	110,966	116,307	112,594	103,854	114,994	102,320	101,267
Class C
Printed Materials	90,019	810	539	3,557	12,057	51,598	1,843	14,331	8,790	574	1,433	504	156
Sales & Marketing	1,313,247	112,138	106,371	186,417	369,384	1,153,755	127,858	287,124	253,270	121,214	122,175	126,390	105,825
Total	1,403,266	112,949	106,909	189,975	381,441	1,205,353	129,701	301,455	262,060	121,788	123,608	126,893	105,981
Class R
Printed Materials	546	5	3	61	118	273	9	383	174	21	20	7	1
Sales & Marketing	421,031	101,341	101,132	218,505	146,140	506,858	103,749	211,882	170,447	117,142	110,168	102,537	101,134
Total	421,577	101,346	101,135	218,566	146,258	507,131	103,758	212,265	170,621	117,164	110,188	102,544	101,135

DISTRIBUTOR

CFS, a broker-dealer, serves as principal underwriter and distributor for the Funds, subject to change by a majority of the “non-interested” trustees at any time. CFS is located at 2020 Calamos Court, Naperville, Illinois 60563-1493. CFS is an indirect subsidiary of Calamos Asset Management, Inc. CFS is responsible for all purchases, sales, redemptions and other transfers of shares of the Funds without any charge to the Funds except the fees paid to CFS under the Plan and distribution agreement. CFS is also responsible for all expenses incurred in connection with its performance of services for the Funds, including, but not limited to, personnel, office space and equipment, telephone, postage and stationery expenses. CFS receives commissions from sales of shares of the Funds that are not expenses of the Funds but represent sales commissions added to the net asset value of shares purchased from the Funds. See “How can I buy shares?” in the prospectus. See “Portfolio Transactions.” CFS received and retained commissions on the sale of shares of each of the Funds as shown below during the indicated periods:

	000000000	000000000	000000000
DESCRIPTION	YEAR ENDED 10/31/11	YEAR ENDED 10/31/10	YEAR ENDED 10/31/09
Growth Fund
Commissions received	2,179,363	1,988,135	2,287,215
Commissions retained	393,629	356,787	412,142
Value Fund
Commissions received	8,974	14,634	21,209
Commissions retained	1,833	2,888	4,161
Blue Chip Fund
Commissions received	25,485	20,407	34,096
Commissions retained	4,318	3,839	6,235
Discovery Growth(1)
Commissions received	92,737	143	N/A
Commissions retained	16,922	24	N/A
International Growth Fund
Commissions received	291,466	160,381	81,301
Commissions retained	51,497	28,308	15,072
Evolving World Growth Fund
Commissions received	255,037	55,853	12,554
Commissions retained	44,432	10,269	2,338
Global Equity Fund
Commissions received	112,220	25,719	14,967
Commissions retained	19,598	4,021	2,324
Growth and Income Fund
Commissions received	3,810,506	2,222,744	1,167,990
Commissions retained	655,222	388,896	212,000
Global Growth and Income Fund
Commissions received	617,308	503,958	190,449
Commissions retained	105,728	89,558	35,028
Convertible Fund
Commissions received	231,329	2,667,427	4,053,899
Commissions retained	34,921	457,452	675,501
Total Return Bond Fund
Commissions received	71,049	96,758	63,146
Commissions retained	17,263	22,954	15,426
High Yield Fund
Commissions received	121,263	145,356	108,434
Commissions retained	22,087	25,641	19,988
Market Neutral Income Fund
Commissions received	321,255	983,953	586,470
Commissions retained	51,839	167,029	99,742

(1)	Discovery Growth Fund commenced operations on June 1, 2010.

The sales charges on sales of Class A shares of each Fund other than Total Return Bond Fund (except when waived as described below under “Share Classes and Pricing of Shares — Sales Charge Waiver”) and concessions reallowed to dealers at the time of purchase are as follows:

	SALES CHARGE PAID BY INVESTOR ON PURCHASE OF CLASS A SHARES
	AS A % OF NET AMOUNT INVESTED	AS A % OF OFFERING PRICE	% OF OFFERING PRICE RETAINED BY SELLING DEALER
Less than $50,000	4.99%	4.75%	4.00%
$50,000 but less than $100,000	4.44	4.25	3.50
$100,000 but less than $250,000	3.63	3.50	2.75
$250,000 but less than $500,000	2.56	2.50	2.00
$500,000 but less than $1,000,000	2.04	2.00	1.60
$1,000,000 or more*	None	None	None

The sales charges on sales of Class A shares of Total Return Bond Fund (except when waived as described below under “Share Classes and Pricing of Shares — Sales Charge Waiver”) and concessions reallowed to dealers at the time of purchase are as follows:

	SALES CHARGE PAID BY INVESTOR ON PURCHASE OF CLASS A SHARES
	AS A % OF NET AMOUNT INVESTED	AS A % OF OFFERING PRICE	% OF OFFERING PRICE RETAINED BY SELLING DEALER
Less than $50,000	3.90%	3.75%	3.00%
$50,000 but less than $100,000	3.36	3.25	2.50
$100,000 but less than $250,000	2.56	2.50	1.75
$250,000 but less than $500,000	1.52	1.50	1.00
$500,000 but less than $1,000,000	1.01	1.00	0.60
$1,000,000 or more*	None	None	None

*	On an investment of $1,000,000 to $4 million, CFS from its own resources pays the selling dealer a commission of 1.00% of the amount of the investment, 0.50% on investments between $4,000,000 to $25 million and 0.25% on investments greater than $25 million. On an investment of $1,000,000 or more without a sales charge, you may pay a contingent deferred sales charge of 1.00% on shares that are sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.

Each Fund receives the entire net asset value of all of its shares sold. CFS, the Funds’ principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers. The normal discount to dealers is set forth in the table above. Upon notice to all dealers with whom it has sales agreements, CFS may allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act. CFS retains the entire amount of any deferred sales charge on Class C shares redeemed within one year of purchase. CFS may from time to time conduct promotional campaigns in which incentives would be offered to dealers meeting or exceeding stated target sales of shares of a Fund. The cost of any such promotional campaign, including any incentives offered, would be borne entirely by CFS and would have no effect on either the public offering price of Fund shares or the percentage of the public offering price retained by the selling dealer.

CFS compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 4.00% of the amount of Class B shares purchased, except on purchases of Total Return Bond Fund. CFS compensates firms for sales of Total Return Bond Fund Class B shares at the time of sale at a commission rate of up to 3.00% of the amount of Class B shares purchased. CFS is compensated by each Fund for services as distributor and principal underwriter for Class B shares. Class B shares of a Fund will automatically convert to Class A shares of the same Fund eight years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the 12b-1 fee when they have been outstanding long enough for CFS to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder’s Fund account will be converted to Class A shares on a pro rata basis.

CFS has the exclusive right to distribute shares of the Funds through affiliated and unaffiliated dealers on a continuous basis. The obligation of CFS is an agency or “best efforts” arrangement, which does not obligate CFS to sell any stated number of shares.

In connection with the exchange privilege (described in the prospectus under “How can I buy shares? — By exchange”), CFS acts as a service organization for the Fidelity Institutional Money Market-Prime Money Market Portfolio (the “Portfolio”). CFS receives compensation from the Portfolio, through the Portfolio’s 12b-1 Plan, for distribution services provided to the Portfolio.

OTHER COMPENSATION TO INTERMEDIARIES

CAL, CFS and their affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. In their discretion, CAL, CFS or their affiliates may make payments to a qualifying Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Funds so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives and to provide marketing support and other specified services. These payments do not increase the amount paid by you or the Funds, as they are paid from the legitimate profits from these entities in what is generally referred to as “revenue sharing.”

Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services. These payments may influence the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

As of January 31, 2012, the Intermediaries that CFS or its affiliates anticipate will receive additional compensation are: ADP Broker Dealer, Inc., Ameriprise Financial Services, Inc., Ascensus, Inc., Charles Schwab & Co., Expert Plan Incorporated, Fidelity Investments Institutional Operations Company, Inc., Genworth Finanical Services Corp., Great West Retirement Services, Hartford Securities Distribution Company, Inc., LPL Financial, LLC, Merrill Lynch, Pierce, Fenner & Smith, Inc., Morgan Stanley Smith Barney, LLC, Principal Life Insurance Company, Raymond James and Associates, Inc., RBC Capital Markets Corp., TIAA-CREF, UBS Finanical Services, Inc. and Wells Fargo Advisors, LLC. CAL, CFS or their affiliates may enter into arrangements or change or discontinue arrangements with Intermediaries at any time without notice. The range of additional compensation is generally between 0.04% and does not exceed 0.25%.

These payments may provide Intermediaries with an incentive to favor shares of the Funds over sales of shares of other mutual funds or non-mutual fund investments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your Intermediary and its representatives. The Funds may utilize an Intermediary that offers and sells shares of the Funds to execute portfolio transactions for the Funds. The Funds, Calamos Advisors and CFS do not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

Shares of any Fund may be purchased through certain financial services companies that are agents of the Funds for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares held by that company for its customers, and for shares held in Network Level III accounts, the Fund may pay an annual fee of up to 0.15% of the account’s average annual net assets, or up to $12 per account, determined on the basis of how the company charges. For shares held in sub-accounts, such as those in qualified retirement plans and often referred to as sub-transfer agent or recordkeeping fees, the Fund may pay an annual fee of: (a) for Class A Shares, up to 0.15% of the account’s average annual net assets or up to $18 per account, determined on the basis of how the company charges, (b) for Class B and Class C Shares, up to 0.15% of the account’s average annual net assets or up to $21 per account, determined on the basis of how the company charges, and (c) for Class I and R Shares, up to 0.15% of the account’s average annual assets.

PORTFOLIO TRANSACTIONS

Calamos Advisors is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions.

Portfolio transactions on behalf of the Funds effected on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price the Funds pay usually includes an undisclosed dealer commission or mark-up. For securities purchased in an underwritten offering, the price the Funds pay includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for the Funds the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker-dealer and the quality of service rendered by the broker-dealer in other transactions.

In allocating the Funds’ portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors’ own efforts in performing its duties under the Management Agreement.

Calamos Advisors does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Calamos Advisors does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Calamos Advisors has entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Calamos Advisors with research or brokerage services, as permitted under Section 28(e) of the Exchange Act. CCAs allow Calamos Advisors to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Calamos Advisors are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Calamos Advisors and such research may not necessarily be used by Calamos Advisors in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services.

As permitted by Section 28(e) of the 1934 Act, Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if Calamos Advisors believes the amount to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and the Funds may indirectly benefit from services available to Calamos Advisors as a result of research services received by Calamos Advisors through transactions for other clients. In addition, Calamos Advisors may execute portfolio transactions for the Funds, to the extent permitted by law, through broker-dealers affiliated with the Funds, Calamos Advisors, CFS, or other broker-dealers distributing shares of the Funds if it reasonably believes that the combination of price and execution is at least as favorable as with unaffiliated broker-dealers, and in such transactions any such broker-dealer would receive brokerage commissions paid by the Funds.

In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by transactions of its clients, including the Funds. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.

For the periods presented below, Calamos Advisors did not execute trades through CFS, its affiliated broker-dealer. For the periods indicated, the following table shows the amount of aggregate commissions related to those transactions executed through unaffiliated broker-dealers.

DESCRIPTION	AGGREGATE COMMISSIONS
Growth Fund
Year Ended 10/31/11	$7,069,259
Year Ended 10/31/10	6,453,853
Year Ended 10/31/09	6,317,517
Value Fund
Year Ended 10/31/11	18,732
Year Ended 10/31/10	28,559
Year Ended 10/31/09	55,168
Blue Chip Fund
Year Ended 10/31/11	33,366
Year Ended 10/31/10	23,632
Year Ended 10/31/09	68,965
Discovery Growth Fund (1)
Year Ended 10/31/11	56,725
Year Ended 10/31/10	21,701
International Growth Fund
Year Ended 10/31/11	473,284
Year Ended 10/31/10	400,094
Year Ended 10/31/09	466,939
Evolving World Growth Fund
Year Ended 10/31/11	185,821
Year Ended 10/31/10	98,242
Year Ended 10/31/09	54,221
Global Equity Fund
Year Ended 10/31/11	81,687
Year Ended 10/31/10	47,233
Year Ended 10/31/09	43,934
Growth and Income Fund
Year Ended 10/31/11	1,826,809
Year Ended 10/31/10	1,403,964
Year Ended 10/31/09	2,321,100
Global Growth and Income Fund
Year Ended 10/31/11	875,800
Year Ended 10/31/10	797,543
Year Ended 10/31/09	786,517
Convertible Fund
Year Ended 10/31/11	1,507,162
Year Ended 10/31/10	1,653,495
Year Ended 10/31/09	931,953
Total Return Bond Fund
Year Ended 10/31/11	—
Year Ended 10/31/10	—
Year Ended 10/31/09	—
High Yield Fund
Year Ended 10/31/11	5,863
Year Ended 10/31/10	20,063
Year Ended 10/31/09	61,575
Market Neutral Income Fund
Year Ended 10/31/11	1,622,221
Year Ended 10/31/10	1,324,774
Year Ended 10/31/09	1,529,873

(1)	Fiscal period from June 1, 2010 (commencement of operations of Discovery Growth Fund) to October 31, 2010.

The following table shows the brokerage commissions paid by each Fund to brokers who furnished research services to the Fund or Calamos Advisors, and the aggregate dollar amounts involved in those transactions, during the period indicated.

	FISCAL YEAR ENDED OCTOBER 31, 2011
	COMMISSIONS PAID FOR RESEARCH	RELATED AGGREGATE DOLLAR TRANSACTION AMOUNT
Growth Fund	$1,576,317	$6,347,609,848
Value Fund	$6,367	$22,690,530
Blue Chip Fund	$7,685	$33,955,791
Discovery Growth Fund	$14,541	$23,232,172
International Growth Fund	$58,437	$275,248,893
Evolving World Growth Fund	$13,364	$58,534,967
Global Equity Fund	$13,433	$75,951,284
Growth and Income Fund	$232,218	$1,062,606,217
Global Growth and Income Fund	$125,174	$610,859,955
Convertible Fund	$132,769	$508,834,482
Total Return Bond Fund	$—	$—
High Yield Fund	$—	$—
Market Neutral Income Fund	$196,466	$1,058,873,093

SHARE CLASSES AND PRICING OF SHARES

Purchases and redemptions are discussed in the prospectus under the headings “How can I buy shares?” and “How can I sell (redeem) shares?” All of that information is incorporated herein by reference.

SALES CHARGE WAIVER

In addition to the sales charge waivers enumerated in the prospectus, dividends and distributions paid on shares of a Fund will be reinvested in shares of the same class of that Fund at net asset value (without the payment of any sales charge) unless you elect to receive dividends and distributions in cash. Additionally, proceeds of shares redeemed by a Fund within the previous 60 days also may be reinvested in shares of the same class of that Fund at net asset value without the payment of any sales charge. In order to take advantage of this sales charge waiver, you, or your broker-dealer or other sales agent, must submit your intent, in writing, with your purchase. In addition, if the amount of reinvestment is less than the amount of redemption, the sales charge waiver shall be pro-rated accordingly.

CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge (“CDSC”) is computed on the lesser of the redemption price or purchase price, excluding amounts not subject to the charge. The following example illustrates the operation of the CDSC:

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5.00%, the Class B CDSC would be $100. For shares of Total Return Bond Fund only, at the rate of 3.50%, the Class B CDSC would be $70.

The CDSC for Class B and Class C shares will be waived: (a) in the event of the total disability (as evidenced by a determination by the Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan, including any Individual Retirement Account (“IRA”) systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(iv) prior to age 59 1/2, and (d) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Calamos IRA accounts).

LETTER OF INTENT

You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a letter of intent. The applicable sales charge then is based upon the indicated amount intended to be invested during a thirteen-month period together with any other Class A shares already owned. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to purchases made on or after that date. During the term of the letter of intent, shares representing up to 5% of the indicated amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated amount is not purchased during the term of the letter of intent, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchase if the total of such purchases had been made at a single time, and CFS reserves the right to redeem shares from your account if necessary to satisfy that obligation. A letter of intent does not obligate you to buy or a Fund to sell the indicated amount of the shares but you should read it carefully before signing. Additional information is contained in the letter of intent included in the application.

REDEMPTION IN KIND

The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

PURCHASE IN KIND

You may, under certain circumstances, purchase shares of a Fund with other securities that you presently own (an “in-kind purchase”). Any in-kind purchase would be subject to approval by the Trust, and would be subject to the Trust’s in-kind purchase procedures then in effect. These procedures presently require any consideration used in an in-kind purchase to be comprised of (a) securities that are held in the Fund’s portfolio, or (b) securities that are not currently held in the portfolio but that are eligible for purchase by the Fund (consistent with the Fund’s investment objectives and restrictions), have been approved for investment by the Fund’s portfolio manager and have readily available market quotations. Should the Trust approve your purchase of a Fund’s shares with securities, the Trust would follow its in-kind purchase procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange after receipt of the purchase order) pursuant to the Trust’s valuation procedures as then in effect, and you would receive the number of Fund shares having a net asset value on the purchase date equal to the aggregate value of the securities tendered. Such in-kind purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Fund.

CERTAIN REDEMPTIONS AND REINVESTMENTS

Calamos Advisors and its affiliates have investments in certain of the Funds. From time to time, Calamos Advisors or an affiliate may, for tax purposes, redeem a portion of its Fund holdings, reinvesting in shares of the same Fund shortly thereafter. These transactions are subject to the Funds’ excessive trading policies and procedures and will only be consummated if they are determined not to be disruptive to the management of the Fund under those procedures.

NET ASSET VALUE

Each Fund’s share price, or NAV, is determined as of the close of regular session trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. The NYSE is regularly closed on New Year’s Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV per share for each class of Fund shares is calculated in accordance with Rule 22c-1 of the 1940 Act by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Funds may invest in securities that are primarily listed on foreign exchanges and trade on days when the Funds do not price their shares, a Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through a broker-dealer, it is the responsibility of that broker-dealer to transmit those orders to the Funds’ transfer agent so such orders will be received in a timely manner.

A purchase or sale order typically is accepted when the Fund’s transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

VALUATION PROCEDURES

The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. Securities for which market quotations are readily available will be valued using the market value of those securities. Securities for which market quotations are not readily available will be fair valued in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. The method by which a security may be fair valued will depend on the type of security and the circumstances under which the security is being fair valued.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed-income securities and certain convertible preferred securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of such fixed income securities and certain convertible preferred securities consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees. Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

TAXATION

The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The discussion is based upon current provisions of the Code, existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the prospectus is not intended as a substitute for careful tax planning.

Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain “qualified publicly traded partnerships,” or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income Test”); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses or one or more “qualified publicly traded partnerships;” and (c) distribute each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as taxable dividends. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and reduced rates of taxation on qualified dividend income in the case of individuals. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. The remainder of this discussion assumes that each Fund will qualify as a regulated investment company.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) reported by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS

Dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder’s federal income tax return. Dividends paid out of a Fund’s investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption. In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares.

A portion of the dividends paid by certain Funds may qualify for the dividends received deduction available to corporate shareholders under Section 243 of the Code or the reduced rates of taxation under Section 1(h)(11) of the Code that currently apply to “qualified dividend income” received by noncorporate shareholders. Distributions of net capital gains, if any, reported as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund’s shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund’s investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

A Fund that invests in shares of other investment companies (“underlying funds”) will not be able to offset gains realized by one underlying fund in which the Fund invests against losses realized by another underlying fund in which the Fund invests. A Fund’s use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

SALES OF SHARES

Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Depending on the factors relating to a Fund’s ownership in an underlying fund both before and after a redemption, a Fund’s redemption of shares of such underlying fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund’s tax basis in the shares of the underlying fund, but instead to be treated as receiving a taxable dividend on the full amount of the distribution. This could cause shareholders of a Fund that invests in underlying funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly. Redemptions of shares in an underlying fund could also cause additional distributable gains to shareholders.

BACKUP WITHHOLDING

A Fund may be required to withhold up to 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal tax liability.

OPTIONS, FUTURES AND FORWARD CONTRACTS, AND SWAP AGREEMENTS OR DERIVATIVES

Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of transactions in options, futures, forward contracts, and swap agreements are not entirely clear. The transactions may increase the amount of short-term capital gain, which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

Rules governing the tax aspects of swap agreements and other derivative instruments are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Calamos Advisors intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements and other derivative instruments.

The qualifying income and diversification requirements applicable to a Fund’s assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements, and other derivative instruments.

SHORT SALES

Certain Funds may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

PASSIVE FOREIGN INVESTMENT COMPANIES

Certain Funds may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income with respect to such shares in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund’s intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN CURRENCY TRANSACTIONS

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Funds intend to minimize foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year if the foreign taxes paid by the Fund will “pass-through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency- denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

CONSTRUCTIVE SALES

Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

NON-U.S. SHAREHOLDERS

Withholding of Income Tax on Dividends: Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is a “foreign person” within the meaning of the Code, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

Under recently enacted legislation, a Fund is generally able to report certain distributions to foreign persons as being derived from certain net interest income or net short-term capital gains and such distributions will generally not be subject to U.S. tax withholding. The new provision applies with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2012. It should be noted that the provision does not eliminate all withholding on distributions by Funds to foreign investors. Distributions that are derived from any dividends on corporate stock or from ordinary income other than U.S. source interest would still be subject to withholding. Foreign currency gains, foreign source interest, and ordinary income from swaps or investments in PFICs would still be subject to withholding when distributed to foreign investors. There can be no assurance as to the amount of distributions that would not be subject to withholding when paid to foreign persons.

Income Tax on Sale of a Fund’s shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.

The availability of reduced U.S. taxation pursuant to any applicable treaties depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and such treaties.

OTHER TAXATION

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (“qualifying federal obligations”). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund’s dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Legislation passed by Congress in 2008 requires the Fund (or its administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use the average cost method as a default cost basis method for the Fund’s direct shareholders. Shareholders who purchased Fund shares through a broker or other intermediary should contact that broker or intermediary regarding the applicable default method, or other electable method, as these methods may vary. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following table shows the only persons known to own beneficially (as determined in accordance with Rule 13d-3 under the 1934 Act) 5% or more of the outstanding shares of any Fund at January 31, 2012.

CALAMOS GROWTH FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CHARLES SCHWAB CO	16,463,627.99
REINVEST ACCOUNT
101 MONTGOMERY ST	20.46%
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES LLC	12,144,925.76
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	15.09%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

PERSHING LLC	6,961,920.38
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.65%

UBS WM USA	5,244,706.45
0O0 11011 6100
OMNI ACCOUNT M/F	6.52%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

FIRST CLEARING LLC	4,642,839.21
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	5.77%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS GROWTH FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	1,206,946.04
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	20.29%
2801 MARKET ST
ST LOUIS MO 63103-2523

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
PERSHING LLC	699,476.08
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	11.76%

Merrill Lynch & Co., Inc.	578,862.63
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	9.73%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	544,910.25
HOUSE ACCOUNT
ATTN PETER BOOTH	9.16%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

NATIONAL FINANCIAL SERVICES LLC	500,292.82
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	8.41%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS GROWTH FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	7,621,173.52
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN - 97B60	23.21%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	4,983,751.18
HOUSE ACCOUNT
ATTN PETER BOOTH	15.18%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

FIRST CLEARING LLC	4,562,179.11
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	13.90%
2801 MARKET ST
ST LOUIS MO 63103-2523

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
UBS WM USA	2,675,358.70
0O0 11011 6100
OMNI ACCOUNT M/F	8.15%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	2,654,269.01
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.09%

CALAMOS GROWTH FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	13,461,461.74
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	43.38%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

FIRST CLEARING LLC	6,274,107.28
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	20.22%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	2,574,583.64
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	8.30%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	2,132,850.65
HOUSE ACCOUNT
ATTN PETER BOOTH	6.87%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

CALAMOS GROWTH FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
STATE STREET CORPORATION CUST	78,645.24
FBO ADP ACCESS
1 LINCOLN ST	28.42%
BOSTON MA 02111-2901

TD AMERITRADE TRUST COMPANY	47,073.64
ACCOUNT # 00L39
TD AMERITRADE TRUST CO	17.01%
PO BOX 17748
DENVER CO 80217-0748

STATE STREET BANK	16,653.29
FBO ADP/MSDW 401(K) PRODUCT
1 LINCOLN ST	6.02%
BOSTON MA 02111-2901

CALAMOS VALUE FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	727,679.25
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	34.98%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CHARLES SCHWAB CO	280,743.31
REINVEST ACCOUNT
101 MONTGOMERY ST	13.49%
SAN FRANCISCO CA 94104-4151

Merrill Lynch & Co., Inc.	267,421.79
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC6	12.85%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	198,612.90
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	9.55%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS VALUE FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	29,653.16
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	15.77%
2801 MARKET ST
ST LOUIS MO 63103-2523

PERSHING LLC	26,262.71
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	13.97%

EDWARD D JONES & CO	17,778.47
ATTN: MUTUAL FUND SHAREHOLDER
ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	9.46%

CALAMOS VALUE FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE	66,695.32
EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST ST LOUIS MO 63103-2523	18.46%

Merrill Lynch & Co., Inc. FOR THE SOLE BENEFIT OF ITS	32,580.37
CUSTOMERS ATTN FUND ADMIN-97HC6 4800 DEER LAKE DR E 2ND FLOOR JACKSONVILLE FL 32246-6484	9.02%

PERSHING LLC	30,520.41
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	8.45%

UBS WM USA 0O0 11011 6100	27,754.72
OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	7.68%

NATIONAL FINANCIAL SERVICES LLC	26,513.83
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003	7.34%

CITIGROUP GLOBAL MARKETS INC HOUSE ACCOUNT	25,727.46
ATTN PETER BOOTH 333 W 34TH ST FL 7 NEW YORK NY 10001-2402	7.12%

CALAMOS VALUE FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF CUST	778,933.43
200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003	78.92%

ORCHARD TRUST COMPANY LLC TRUSTEE/C FBO RETIREMENT PLANS	93,341.26
8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002	9.46%

ORCHARD TRUST COMPANY KKC TRUSTEE CUST 401K PLAN FBO	88,620.55
CALAMOS PROFIT SHARING PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	8.98%

CALAMOS VALUE FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC ATTN CORPORATE ACCOUNTING	8,157.78
2020 CALAMOS CT NAPERVILLE IL 60563-2787	100.00%

CALAMOS BLUE CHIP FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	1,048,579.76
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	57.54%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

FIRST CLEARING LLC	97,249.42
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	5.34%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS BLUE CHIP FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	46,498.36
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	22.15%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	36,959.97
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	17.61%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

PERSHING LLC	16,506.90
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.86%

CHARLES SCHWAB & CO INC	11,859.90
SPECIAL CUSTODY ACCT FOR
BEAR STEARNS CUSTOMERS	5.65%
ATTN: MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

CALAMOS BLUE CHIP FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	248,428.02
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	28.91%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	182,464.42
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	21.23%
2801 MARKET ST
ST LOUIS MO 63103-2523

UBS WM USA	73,288.04
0O0 11011 6100
OMNI ACCOUNT M/F	8.53%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

CITIGROUP GLOBAL MARKETS INC	58,600.94
HOUSE ACCOUNT
ATTN PETER BOOTH	6.82%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

CALAMOS BLUE CHIP FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	1,612,449.60
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	82.64%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

ORCHARD TRUST COMPANY LLC TRUSTEE/C	122,590.67
FBO RETIREMENT PLANS
8515 E ORCHARD RD 2T2	6.28%
GREENWOOD VLG CO 80111-5002

CALAMOS BLUE CHIP FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	8,377.37
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	99.71%
NAPERVILLE IL 60563-2787

CALAMOS DISCOVERY GROWTH FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	704,015.68
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	33.58%
NAPERVILLE IL 60563-2787

NATIONAL FINANCIAL SERVICES LLC	372,412.58
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	17.76%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS FINANCIAL SERVICES LLC	300,333.12
2020 CALAMOS COURT
NAPERVILLE IL 60563-3284	14.33%

LPL FINANCIAL	231,532.93
A/C 1000-0005
9785 TOWNE CENTRE DR	11.04%
SAN DIEGO CA 92121-1968

PERSHING LLC	129,512.72
1 PERSHING PLZ
JERSEY CITY NJ 07399-0002	6.18%

CALAMOS DISCOVERY GROWTH FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	100,000.00
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	81.99%
NAPERVILLE IL 60563-2787

CALAMOS DISCOVERY GROWTH FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	97,911.45
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	45.29%
NAPERVILLE IL 60563-2787

PERSHING LLC	13,778.49
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	6.37%

CALAMOS DISCOVERY GROWTH FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	305,859.93
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	47.86%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS INVESTMENTS LLC	199,859.88
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	31.27%
NAPERVILLE IL 60563-2787

ORCHARD TRUST COMPANY LLC TRUSTEE C	61,127.62
CALAMOS PROFIT SHARING 401K
8515 E ORCHARD RD 2T2	9.56%
GREENWOOD VILLAGE CO 80111-5002

ORCHARD TRUST CO LLC TRUST/CUST	46,428.02
RETIREMENT PLANS
8515 E ORCHARD RD 2T2	7.26%
GREENWOOD VILLAGE CO 80111-5002

CALAMOS DISCOVERY GROWTH FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	99,834.59
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	100.00%
NAPERVILLE IL 60563-2787

CALAMOS INTERNATIONAL GROWTH FND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	4,852,236.37
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	28.50%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CHARLES SCHWAB CO	1,921,711.86
REINVEST ACCOUNT
101 MONTGOMERY ST	11.29%
SAN FRANCISCO CA 94104-4151

UBS WM USA	1,344,538.74
0O0 11011 6100
OMNI ACCOUNT M/F	7.90%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	1,311,213.70
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.70%

CALAMOS INTERNATIONAL GROWTH FND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	131,224.22
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	16.84%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	119,272.29
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	15.31%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
PERSHING LLC	86,703.53
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	11.13%

NATIONAL FINANCIAL SERVICES LLC	50,284.75
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	6.45%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS INTERNATIONAL GROWTH FND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	690,400.44
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	19.73%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	426,097.85
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	12.17%
2801 MARKET ST
ST LOUIS MO 63103-2523

UBS WM USA	369,828.22
0O0 11011 6100
OMNI ACCOUNT M/F	10.57%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	346,339.99
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	9.90%

CITIGROUP GLOBAL MARKETS INC	255,424.10
HOUSE ACCOUNT
ATTN PETER BOOTH	7.30%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

MORGAN STANLEY SMITH BARNEY	231,016.83
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	6.60%
JERSEY CITY NJ 07311

CALAMOS INTERNATIONAL GROWTH FND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	5,073,916.48
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	34.02%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

Merrill Lynch & Co., Inc.	1,979,621.27
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	13.27%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	1,529,095.94
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	10.25%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS INTERNATIONAL GROWTH FND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
PIMS/PRUDENTIAL RETIREMENT	110,487.94
AS NOMINEE FOR THE TTEE/CUST PL 709
TRAM INC 401 K RET SAV PLAN	42.56%
47200 PORT ST
PLYMOUTH MI 48170-6082

Merrill Lynch & Co., Inc.	46,547.39
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	17.93%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

STATE STREET BANK	46,094.04
FBO ADP/MSDW 401(K) PRODUCT
1 LINCOLN ST	17.76%
BOSTON MA 02111-2901

CALAMOS EVOLVING WORLD GROWTH FD CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	4,014,823.71
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	42.14%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CHARLES SCHWAB & CO INC	1,359,721.39
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS	14.27%
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

UBS WM USA	820,551.20
0O0 11011 6100
OMNI ACCOUNT M/F	8.61%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	674,617.46
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.08%

CALAMOS EVOLVING WORLD GROWTH FD CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	100,677.62
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	71.67%
NAPERVILLE IL 60563-2787

FIRST CLEARING LLC	11,186.00
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	7.96%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS EVOLVING WORLD GROWTH FD CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	153,086.60
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	15.53%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS INVESTMENTS LLC	99,764.91
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	10.12%
NAPERVILLE IL 60563-2787

CITIGROUP GLOBAL MARKETS INC	93,646.52
HOUSE ACCOUNT
ATTN PETER BOOTH	9.50%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

PERSHING LLC	85,560.53
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.68%

FIRST CLEARING LLC	73,778.78
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	7.49%
2801 MARKET ST
ST LOUIS MO 63103-2523

NATIONAL FINANCIAL SERVICES LLC	63,571.51
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	6.45%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

MORGAN STANLEY SMITH BARNEY	60,871.39
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	6.18%
JERSEY CITY NJ 07311

UBS WM USA	58,147.02
0O0 11011 6100
OMNI ACCOUNT M/F	5.90%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

CALAMOS EVOLVING WORLD GROWTH FD CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	2,237,912.93
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	22.59%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS INVESTMENTS LLC	2,141,043.67
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	21.61%
NAPERVILLE IL 60563-2787

CITIGROUP GLOBAL MARKETS INC	1,110,257.11
HOUSE ACCOUNT
ATTN PETER BOOTH	11.21%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

Merrill Lynch & Co., Inc.	1,058,448.03
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	10.68%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CHARLES SCHWAB CO	652,978.54
REINVEST ACCOUNT
101 MONTGOMERY ST	6.59%
SAN FRANCISCO CA 94104-4151

THE SEEING EYE INC	584,543.47
PO BOX 375
MORRISTOWN NJ 07963-0375	5.90%

FIRST CLEARING LLC	583,830.89
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	5.89%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS EVOLVING WORLD GROWTH FD CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	100,874.59
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	93.71%
NAPERVILLE IL 60563-2787

CALAMOS GLOBAL EQUITY FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	2,123,780.05
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	44.76%
ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003

PERSHING LLC	728,172.92
1 PERSHING PLZ JERSEY CITY NJ 07399-0001	15.35%

UBS WM USA	313,017.24
0O0 11011 6100 OMNI ACCOUNT M/F	6.60%
ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

CALAMOS GLOBAL EQUITY FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	111,229.16
FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET	51.93%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

Merrill Lynch & Co., Inc.	11,126.36
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	5.19%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS GLOBAL EQUITY FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	282,265.11
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	29.69%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

NATIONAL FINANCIAL SERVICES LLC	151,957.93
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	15.98%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

FIRST CLEARING LLC	147,778.19
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	15.54%
2801 MARKET ST
ST LOUIS MO 63103-2523

UBS WM USA	70,076.79
0O0 11011 6100
OMNI ACCOUNT M/F	7.37%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

MORGAN STANLEY SMITH BARNEY	50,720.61
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	5.34%
JERSEY CITY NJ 07311

CALAMOS GLOBAL EQUITY FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
BNY MIS TRUST CO FBO WRAP CLIENTS	5,741,559.54
760 MOORE RD
KNG OF PRUSSA PA 19406-1212	60.95%

NATIONAL FINANCIAL SERVICES LLC	1,516,261.92
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	16.10%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
THE SKILLMAN FOUNDATION	702,370.50
100 TALON CENTRE DR STE 100
DETROIT MI 48207-4266	7.46%

CALAMOS GLOBAL EQUITY FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	105,104.08
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	65.89%
NAPERVILLE IL 60563-2787

Merrill Lynch & Co., Inc.	34,902.31
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	21.88%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

MID ATLANTIC TRUST COMPANY FBO	13,323.72
BLACK TOP MAINTENANCE 401 K
PROFIT SHARING PLAN & TRUST	8.35%
1251 WATERFRONT PLACE SUITE 525
PITTSBURGH PA 15222-4228

CALAMOS GROWTH & INCOME FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	7,956,031.45
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	12.32%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

UBS WM USA	7,142,339.18
0O0 11011 6100
OMNI ACCOUNT M/F	11.06%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	6,816,115.44
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	10.55%

CHARLES SCHWAB CO	6,442,529.67
REINVEST ACCOUNT
101 MONTGOMERY ST	9.97%
SAN FRANCISCO CA 94104-4151

FIRST CLEARING LLC	4,541,408.06
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	7.03%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	4,043,114.73
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC4	6.26%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

CALAMOS GROWTH & INCOME FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	743,767.26
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	17.34%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	674,510.59
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	15.73%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

PERSHING LLC	429,633.83
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	10.02%

NATIONAL FINANCIAL SERVICES LLC	351,662.82
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	8.20%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CITIGROUP GLOBAL MARKETS INC	332,642.00
HOUSE ACCOUNT
ATTN PETER BOOTH	7.76%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

CALAMOS GROWTH & INCOME FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	9,433,991.17
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN- 97KS6	22.41%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	6,284,964.88
HOUSE ACCOUNT
ATTN PETER BOOTH	14.93%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	5,081,843.23
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	12.07%
2801 MARKET ST
ST LOUIS MO 63103-2523

UBS WM USA	3,523,346.66
0O0 11011 6100
OMNI ACCOUNT M/F	8.37%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	3,381,864.61
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.03%

CALAMOS GROWTH & INCOME FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CITIGROUP GLOBAL MARKETS INC	4,299,506.38
HOUSE ACCOUNT
ATTN PETER BOOTH	14.80%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

FIRST CLEARING LLC	4,143,596.92
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	14.27%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	3,965,339.93
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	13.65%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CHARLES SCHWAB & CO INC	3,025,931.51
SPECIAL CUSTODY A/C
FBO CUSTOMERS	10.42%
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	2,431,041.12
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	8.37%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

PERSHING LLC	2,125,013.36
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.32%

CALAMOS GROWTH & INCOME FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
STATE STREET CORPORATION CUST	233,475.03
FBO ADP ACCESS
1 LINCOLN ST	41.26%
BOSTON MA 02111-2901

Merrill Lynch & Co., Inc.	82,763.86
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	14.62%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS GLOBAL GROWTH & INCOME FUND CLS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	6,944,650.60
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	20.52%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

UBS WM USA	4,278,048.21
0O0 11011 6100
OMNI ACCOUNT M/F	12.64%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	3,211,207.86
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	9.49%

CHARLES SCHWAB CO	2,063,775.09
REINVEST ACCOUNT
101 MONTGOMERY ST	6.10%
SAN FRANCISCO CA 94104-4151

FIRST CLEARING LLC	1,978,182.98
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	5.84%
2801 MARKET ST
ST LOUIS MO 63103-2523

LPL FINANCIAL	1,958,095.05
A/C 1000-0005
9785 TOWNE CENTRE DR	5.79%
SAN DIEGO CA 92121-1968

Merrill Lynch & Co., Inc.	1,865,991.64
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN - 97KT2	5.51%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

CALAMOS GLOBAL GROWTH & INCOME FUND CLS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	525,197.15
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	21.25%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	412,366.10
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	16.68%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	234,148.41
HOUSE ACCOUNT
ATTN PETER BOOTH	9.47%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

PERSHING LLC	226,980.91
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	9.18%

NATIONAL FINANCIAL SERVICES LLC	174,067.44
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	7.04%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS GLOBAL GROWTH & INCOME FUND CLS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	6,611,576.62
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN- 97KT3	24.40%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	3,866,938.35
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	14.27%
2801 MARKET ST
ST LOUIS MO 63103-2523

CITIGROUP GLOBAL MARKETS INC	2,679,543.14
HOUSE ACCOUNT
ATTN PETER BOOTH	9.89%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

UBS WM USA	2,321,692.48
0O0 11011 6100
OMNI ACCOUNT M/F	8.57%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	2,197,553.78
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.11%

MORGAN STANLEY SMITH BARNEY	1,609,370.47
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	5.94%
JERSEY CITY NJ 07311

CALAMOS GLOBAL GROWTH & INCOME FUND CLS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	7,813,209.69
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	8.25%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CHARLES SCHWAB CO	6,154,161.99
REINVEST ACCOUNT
101 MONTGOMERY ST	6.50%
SAN FRANCISCO CA 94104-4151

SENTARA HEALTH CARE	6,101,191.18
6015 POPLAR HALL DR STE 214
NORFOLK VA 23502-3819	6.44%

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
STATE STREET BANK & TRUST CO TR	6,076,447.95
EMPLOYEES RETIREMENT PLAN OF
SENTARA HEALTH SYSTEM	6.42%
6015 POPLAR HALL DR STE 214
NORFOLK VA 23502-3819

SEI PRIVATE TRUST COMPANY	4,954,401.84
C/O UNION BANK ID 797
ONE FREEDOM VALLEY DRIVE	5.23%
OAKS PA 19456-9989

CALAMOS GLOBAL GROWTH & INCOME FUND CLS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FRONTIER TRUST COMPANY FBO	40,766.24
HYPOWER INC 401 K RETIREMENT PLA
PO BOX 10758	25.72%
FARGO ND 58106-0758

STATE STREET BANK	35,321.83
FBO ADP/MSDW 401(K) PRODUCT
1 LINCOLN ST	22.28%
BOSTON MA 02111-2901

FIIOC FBO	16,441.42
LYDIA SECURITY MONITORING INC
401(K) PLAN	10.37%
100 MAGELLAN WAY # KW1C
COVINGTON KY 41015-1999

Merrill Lynch & Co., Inc.	14,551.76
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	9.18%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS INVESTMENTS LLC	10,530.16
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	6.64%
NAPERVILLE IL 60563-2787

CALAMOS CONVERTIBLE FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CHARLES SCHWAB CO	11,443,269.66
REINVEST ACCOUNT
101 MONTGOMERY ST	17.91%
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES LLC	9,625,885.79
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	15.07%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

UBS WM USA	7,995,676.89
0O0 11011 6100
OMNI ACCOUNT M/F	12.52%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

Merrill Lynch & Co., Inc.	5,368,883.02
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	8.40%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

PERSHING LLC	4,921,523.88
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.70%

CALAMOS CONVERTIBLE FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	297,721.77
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	32.97%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	95,708.76
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	10.60%
2801 MARKET ST
ST LOUIS MO 63103-2523

CITIGROUP GLOBAL MARKETS INC	83,077.89
HOUSE ACCOUNT
ATTN PETER BOOTH	9.20%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

NATIONAL FINANCIAL SERVICES LLC	82,958.65
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	9.19%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

PERSHING LLC	70,254.18
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.78%

CALAMOS CONVERTIBLE FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	9,282,443.73
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN - 97G09	30.47%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	4,374,667.46
HOUSE ACCOUNT
ATTN PETER BOOTH	14.36%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

FIRST CLEARING LLC	2,984,086.67
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	9.79%
2801 MARKET ST
ST LOUIS MO 63103-2523

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
PERSHING LLC	2,706,049.64
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.88%

UBS WM USA	2,645,129.90
0O0 11011 6100
OMNI ACCOUNT M/F	8.68%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

MORGAN STANLEY SMITH BARNEY	1,559,455.41
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	5.12%
JERSEY CITY NJ 07311

CALAMOS CONVERTIBLE FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	5,863,546.23
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	14.73%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	5,604,798.84
HOUSE ACCOUNT
ATTN PETER BOOTH	14.08%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

CHARLES SCHWAB CO	4,158,047.32
REINVEST ACCOUNT
101 MONTGOMERY ST	10.44%
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES LLC	3,872,821.25
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	9.73%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	3,442,262.37
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	8.65%
2801 MARKET ST
ST LOUIS MO 63103-2523

MORGAN STANLEY SMITH BARNEY	2,510,281.16
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	6.30%
JERSEY CITY NJ 07311

CALAMOS CONVERTIBLE FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	29,910.68
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	12.77%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

PERSHING LLC	26,089.28
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	11.14%

SHANE WALTMIRE FBO	23,948.77
DYNAMESH INC 401 K PROFIT SHARING
PLAN & TRUST	10.22%
1555 W HAWTHORNE LN STE 4E
WEST CHICAGO IL 60185-1809

FRONTIER TRUST COMPANY FBO	18,483.83
KAPLAN MASSAMILLO & ANDREWS LLC 4
PO BOX 10758	7.89%
FARGO ND 58106-0758

PIMS/PRUDENTIAL RETIREMENT	17,939.44
AS NOMINEE FOR THE TTEE/CUST PL 765
ACME MONACO CORPORATION 401 K	7.66%
PO BOX 264
PLAINVILLE CT 06062-0264

COUNSEL TRUST DBA MATC FBO	12,765.57
SCHAGRIN GAS COMPANY 401 K PROFIT
SHARING PLAN & TRUST	5.45%
1251 WATERFRONT PL STE 525
PITTSBURGH PA 15222-4228

CALAMOS TOTAL RETURN BOND FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	7,602,675.68
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	64.49%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

TD AMERITRADE INC FBO	922,296.73
OUR CUSTOMERS
PO BOX 2226	7.82%
OMAHA NE 68103-2226

CALAMOS TOTAL RETURN BOND FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	279,914.53
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	24.11%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	155,617.97
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	13.40%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS INVESTMENTS LLC	116,329.82
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	10.02%
NAPERVILLE IL 60563-2787

PERSHING LLC	101,638.88
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.75%

NATIONAL FINANCIAL SERVICES LLC	76,491.03
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	6.59%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS TOTAL RETURN BOND FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	1,457,386.47
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	31.84%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

PERSHING LLC	642,069.64
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	14.03%

FIRST CLEARING LLC	509,939.91
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	11.14%
2801 MARKET ST
ST LOUIS MO 63103-2523

CITIGROUP GLOBAL MARKETS INC	299,725.32
HOUSE ACCOUNT
ATTN PETER BOOTH	6.55%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

UBS WM USA	296,261.63
0O0 11011 6100
OMNI ACCOUNT M/F	6.47%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

CALAMOS TOTAL RETURN BOND FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	3,587,122.47
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	94.55%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS TOTAL RETURN BOND FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	120,199.14
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	78.77%
NAPERVILLE IL 60563-2787

FRONTIER TRUST COMPANY FBO	10,262.28
THE REIS GROUP 401 K SAVINGS PLAN
PO BOX 10758	6.73%
FARGO ND 58106-0758

FRONTIER TRUST COMPANY FBO	9,239.58
NICK KNUTSON MD PC 401K PS PLAN 2
PO BOX 10758	6.05%
FARGO ND 58106-0758

FRONTIER TRUST COMPANY FBO	7,914.42
OMNI WATER CONSULTANTS 401K
PO BOX 10758	5.19%
FARGO ND 58106-0758

CALAMOS HIGH YIELD FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	7,014,940.99
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	33.66%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

WILMINGTON TRUST RISC TTEE FBO	6,310,437.90
MEBT - UNITIZED MUTUAL FUND ACCOUNT
PO BOX 52129	30.28%
PHOENIX AZ 85072-2129

TD AMERITRADE INC FBO	1,080,316.70
OUR CUSTOMERS
PO BOX 2226	5.18%
OMAHA NE 68103-2226

CALAMOS HIGH YIELD FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	170,772.48
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	20.58%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	129,330.63
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN -9EJB9	15.58%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

PERSHING LLC	127,520.23
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	15.37%

NATIONAL FINANCIAL SERVICES LLC	71,897.05
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	8.66%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS HIGH YIELD FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	1,059,010.12
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN -9EJB9	25.99%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	577,569.58
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	14.18%
2801 MARKET ST
ST LOUIS MO 63103-2523

CITIGROUP GLOBAL MARKETS INC	459,795.17
HOUSE ACCOUNT
ATTN PETER BOOTH	11.29%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

MORGAN STANLEY SMITH BARNEY	342,752.98
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	8.41%
JERSEY CITY NJ 07311

PERSHING LLC	298,809.76
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.33%

CALAMOS HIGH YIELD FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CITIGROUP GLOBAL MARKETS INC	719,803.34
HOUSE ACCOUNT
ATTN PETER BOOTH	27.25%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	458,039.45
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	17.34%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	352,104.14
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	13.33%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

MORGAN STANLEY SMITH BARNEY	214,645.15
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	8.13%
JERSEY CITY NJ 07311

NATIONAL FINANCIAL SERVICES LLC	201,872.50
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	7.64%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

ORCHARD TRUST COMPANY LLC TRUSTEE C	184,322.63
CALAMOS PROFIT SHARING 401K
8515 E ORCHARD RD 2T2	6.98%
GREENWOOD VILLAGE CO 80111-5002

ORCHARD TRUST COMPANY LLC TRUSTEE/C	147,252.51
FBO RETIREMENT PLANS
8515 E ORCHARD RD 2T2	5.57%
GREENWOOD VLG CO 80111-5002

CALAMOS HIGH YIELD FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	18,241.60
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	57.63%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS INVESTMENTS LLC	13,068.27
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	41.28%
NAPERVILLE IL 60563-2787

CALAMOS MARKET NEUTRAL INCOME CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
UBS WM USA	25,291,295.98
0O0 11011 6100
OMNI ACCOUNT M/F	25.55%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

NATIONAL FINANCIAL SERVICES LLC	20,251,232.02
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	20.46%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CHARLES SCHWAB CO	13,439,946.44
REINVEST ACCOUNT
101 MONTGOMERY ST	13.58%
SAN FRANCISCO CA 94104-4151

PERSHING LLC	4,971,742.91
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	5.02%

CALAMOS MARKET NEUTRAL INCOME CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	343,334.39
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	26.16%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	198,079.60
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	15.09%
2801 MARKET ST
ST LOUIS MO 63103-2523

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
MORGAN STANLEY SMITH BARNEY	150,828.92
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	11.49%
JERSEY CITY NJ 07311

CITIGROUP GLOBAL MARKETS INC	119,201.44
HOUSE ACCOUNT
ATTN PETER BOOTH	9.08%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

PERSHING LLC	98,065.88
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.47%

NATIONAL FINANCIAL SERVICES LLC	76,530.61
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	5.83%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS MARKET NEUTRAL INCOME CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	5,267,598.75
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN- 97KS6	22.63%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	4,209,308.18
HOUSE ACCOUNT
ATTN PETER BOOTH	18.08%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

FIRST CLEARING LLC	2,872,100.68
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	12.34%
2801 MARKET ST
ST LOUIS MO 63103-2523

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
UBS WM USA	2,005,889.42
0O0 11011 6100
OMNI ACCOUNT M/F	8.62%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	1,858,436.25
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.98%

MORGAN STANLEY SMITH BARNEY	1,431,688.45
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	6.15%
JERSEY CITY NJ 07311

RBC CAPITAL MARKETS CORP FBO	1,183,975.62
MUTUAL FUND OMNIBUS PROCESSING
OMNIBUS	5.09%
ATTN MUTUAL FUND OPS MANAGER
510 MARQUETTE AVE S
MINNEAPOLIS MN 55402-1110

CALAMOS MARKET NEUTRAL INCOME CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CITIGROUP GLOBAL MARKETS INC	11,934,133.60
HOUSE ACCOUNT
ATTN PETER BOOTH	16.59%
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

LPL FINANCIAL	11,699,945.99
A/C 1000-0005
9785 TOWNE CENTRE DR	16.27%
SAN DIEGO CA 92121-1968

Merrill Lynch & Co., Inc.	11,411,545.32
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC6	15.86%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

CHARLES SCHWAB CO	8,855,873.55
REINVEST ACCOUNT
101 MONTGOMERY ST	12.31%
SAN FRANCISCO CA 94104-4151

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
MORGAN STANLEY SMITH BARNEY	7,996,285.14
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	11.12%
JERSEY CITY NJ 07311

FIRST CLEARING LLC	5,291,898.92
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	7.36%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS MARKET NEUTRAL INCOME CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	99,650.17
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	30.43%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

NEW YORK LIFE TRUST CO	79,434.99
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007	24.26%

MG TRUST COMPANY TRUSTEE	46,932.32
RALEIGH MEDICAL GROUP P A
700 17TH STREET SUITE 300	14.33%
DENVER CO 80202-3531

STATE STREET BANK	17,838.85
FBO ADP/MSDW 401(K) PRODUCT
1 LINCOLN ST	5.45%
BOSTON MA 02111-2901

CALAMOS CONVERTIBLE FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CHARLES SCHWAB CO	11,443,269.66
REINVEST ACCOUNT
101 MONTGOMERY ST	17.91%
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES LLC	9,625,885.79
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	15.07%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

UBS WM USA	7,995,676.89
0O0 11011 6100
OMNI ACCOUNT M/F	12.52%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

Merrill Lynch & Co., Inc.	5,368,883.02
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	8.40%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

PERSHING LLC	4,921,523.88
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.70%

CALAMOS GROWTH & INCOME FUND CLASS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	7,956,031.45
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	12.32%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

UBS WM USA	7,142,339.18
0O0 11011 6100
OMNI ACCOUNT M/F	11.06%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	6,816,115.44
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	10.55%

CHARLES SCHWAB CO	6,442,529.67
REINVEST ACCOUNT
101 MONTGOMERY ST	9.97%
SAN FRANCISCO CA 94104-4151

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	4,541,408.06
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	7.03%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	4,043,114.73
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC4	6.26%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

CALAMOS MARKET NEUTRAL INCOME CLAS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
UBS WM USA	25,291,295.98
0O0 11011 6100
OMNI ACCOUNT M/F	25.55%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

NATIONAL FINANCIAL SERVICES LLC	20,251,232.02
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	20.46%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CHARLES SCHWAB CO	13,439,946.44
REINVEST ACCOUNT
101 MONTGOMERY ST	13.58%
SAN FRANCISCO CA 94104-4151

PERSHING LLC	4,971,742.91
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	5.02%

CALAMOS GROWTH FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CHARLES SCHWAB CO	16,463,627.99
REINVEST ACCOUNT
101 MONTGOMERY ST	20.46%
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES LLC	12,144,925.76
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	15.09%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

PERSHING LLC	6,961,920.38
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.65%

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
UBS WM USA	5,244,706.45
0O0 11011 6100
OMNI ACCOUNT M/F	6.52%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

FIRST CLEARING LLC	4,642,839.21
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	5.77%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS GLOBAL GROWTH & INCOME FUN

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	6,944,650.60
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	20.52%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

UBS WM USA	4,278,048.21
0O0 11011 6100
OMNI ACCOUNT M/F	12.64%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
PERSHING LLC	3,211,207.86
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	9.49%

CHARLES SCHWAB CO	2,063,775.09
REINVEST ACCOUNT
101 MONTGOMERY ST	6.10%
SAN FRANCISCO CA 94104-4151

FIRST CLEARING LLC	1,978,182.98
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	5.84%
2801 MARKET ST
ST LOUIS MO 63103-2523

LPL FINANCIAL	1,958,095.05
A/C 1000-0005
9785 TOWNE CENTRE DR	5.79%
SAN DIEGO CA 92121-1968

CALAMOS GLOBAL GROWTH & INCOME FUN

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	1,865,991.64
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN - 97KT2	5.51%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

CALAMOS HIGH YIELD FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	7,014,940.99
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	33.66%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

WILMINGTON TRUST RISC TTEE FBO	6,310,437.90
MEBT - UNITIZED MUTUAL FUND ACCOUNT
30.28%
PO BOX 52129
PHOENIX AZ 85072-2129

TD AMERITRADE INC FBO	1,080,316.70
OUR CUSTOMERS
PO BOX 2226	5.18%
OMAHA NE 68103-2226

CALAMOS CONVERTIBLE FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	297,721.77
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	32.97%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	95,708.76
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	10.60%
2801 MARKET ST
ST LOUIS MO 63103-2523

CITIGROUP GLOBAL MARKETS INC	83,077.89
HOUSE ACCOUNT
109801250	9.20%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

NATIONAL FINANCIAL SERVICES LLC	82,958.65
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	9.19%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

PERSHING LLC	70,254.18
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.78%

CALAMOS GROWTH & INCOME FUND CLASS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	743,767.26
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	17.34%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	674,510.59
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	15.73%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

PERSHING LLC	429,633.83
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	10.02%

NATIONAL FINANCIAL SERVICES LLC	351,662.82
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	8.20%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CITIGROUP GLOBAL MARKETS INC	332,642.00
HOUSE ACCOUNT
109801250	7.76%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

CALAMOS MARKET NEUTRAL INCOME CLAS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	343,334.39
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	26.16%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	198,079.60
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	15.09%
2801 MARKET ST
ST LOUIS MO 63103-2523

MORGAN STANLEY SMITH BARNEY	150,828.92
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	11.49%
JERSEY CITY NJ 07311

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CITIGROUP GLOBAL MARKETS INC	119,201.44
HOUSE ACCOUNT
109801250	9.08%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

PERSHING LLC	98,065.88
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.47%

NATIONAL FINANCIAL SERVICES LLC	76,530.61
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	5.83%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS GROWTH FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	1,206,946.04
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	20.29%
2801 MARKET ST
ST LOUIS MO 63103-2523

PERSHING LLC	699,476.08
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	11.76%

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	578,862.63
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	9.73%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	544,910.25
HOUSE ACCOUNT
109801250	9.16%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

NATIONAL FINANCIAL SERVICES LLC	500,292.82
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	8.41%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS GLOBAL GROWTH & INCOME FUN

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	525,197.15
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	21.25%
2801 MARKET ST
ST LOUIS MO 63103-2523

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	412,366.10
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	16.68%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	234,148.41
HOUSE ACCOUNT
109801250	9.47%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

PERSHING LLC	226,980.91
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	9.18%

NATIONAL FINANCIAL SERVICES LLC	174,067.44
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	7.04%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS HIGH YIELD FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	170,772.48
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	20.58%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	129,330.63
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN -9EJB9	15.58%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

PERSHING LLC	127,520.23
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	15.37%

NATIONAL FINANCIAL SERVICES LLC	71,897.05
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	8.66%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS CONVERTIBLE FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	9,282,443.73
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN - 97G09	30.47%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CITIGROUP GLOBAL MARKETS INC	4,374,667.46
HOUSE ACCOUNT
109801250	14.36%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

FIRST CLEARING LLC	2,984,086.67
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	9.79%
2801 MARKET ST
ST LOUIS MO 63103-2523

PERSHING LLC	2,706,049.64
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.88%

UBS WM USA	2,645,129.90
0O0 11011 6100
OMNI ACCOUNT M/F	8.68%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

MORGAN STANLEY SMITH BARNEY	1,559,455.41
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	5.12%
JERSEY CITY NJ 07311

CALAMOS GROWTH & INCOME FUND CLASS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	9,433,991.17
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN- 97KS6	22.41%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	6,284,964.88
HOUSE ACCOUNT
109801250	14.93%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

FIRST CLEARING LLC	5,081,843.23
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	12.07%
2801 MARKET ST
ST LOUIS MO 63103-2523

UBS WM USA	3,523,346.66
0O0 11011 6100
OMNI ACCOUNT M/F	8.37%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	3,381,864.61
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.03%

CALAMOS MARKET NEUTRAL INCOME CLAS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	5,267,598.75
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN- 97KS6	22.63%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	4,209,308.18
HOUSE ACCOUNT
109801250	18.08%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

FIRST CLEARING LLC	2,872,100.68
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	12.34%
2801 MARKET ST
ST LOUIS MO 63103-2523

UBS WM USA	2,005,889.42
0O0 11011 6100
OMNI ACCOUNT M/F	8.62%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
PERSHING LLC	1,858,436.25
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.98%

MORGAN STANLEY SMITH BARNEY	1,431,688.45
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	6.15%
JERSEY CITY NJ 07311

CALAMOS MARKET NEUTRAL INCOME CLAS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
RBC CAPITAL MARKETS CORP FBO	1,183,975.62
MUTUAL FUND OMNIBUS PROCESSING
OMNIBUS	5.09%
ATTN MUTUAL FUND OPS MANAGER
510 MARQUETTE AVE S
MINNEAPOLIS MN 55402-1110

CALAMOS GROWTH FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
MLPF & S	7,621,173.52
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN - 97B60	23.21%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	4,983,751.18
HOUSE ACCOUNT
109801250	15.18%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

FIRST CLEARING LLC	4,562,179.11
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	13.90%
2801 MARKET ST
ST LOUIS MO 63103-2523

UBS WM USA	2,675,358.70
0O0 11011 6100
OMNI ACCOUNT M/F	8.15%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	2,654,269.01
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.09%

CALAMOS GLOBAL GROWTH & INCOME FUN

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	6,611,576.62
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN- 97KT3	24.40%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	3,866,938.35
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	14.27%
2801 MARKET ST
ST LOUIS MO 63103-2523

CITIGROUP GLOBAL MARKETS INC	2,679,543.14
HOUSE ACCOUNT
109801250	9.89%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

UBS WM USA	2,321,692.48
0O0 11011 6100
OMNI ACCOUNT M/F	8.57%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	2,197,553.78
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.11%

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
MORGAN STANLEY SMITH BARNEY	1,609,370.47
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	5.94%
JERSEY CITY NJ 07311

CALAMOS HIGH YIELD FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	1,059,010.12
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN -9EJB9	25.99%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	577,569.58
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	14.18%
2801 MARKET ST
ST LOUIS MO 63103-2523

CITIGROUP GLOBAL MARKETS INC	459,795.17
HOUSE ACCOUNT
109801250	11.29%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
MORGAN STANLEY SMITH BARNEY	342,752.98
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	8.41%
JERSEY CITY NJ 07311

PERSHING LLC	298,809.76
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.33%

CALAMOS CONVERTIBLE FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	5,863,546.23
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	14.73%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC	5,604,798.84
HOUSE ACCOUNT
109801250	14.08%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

CHARLES SCHWAB CO	4,158,047.32
REINVEST ACCOUNT
101 MONTGOMERY ST	10.44%
SAN FRANCISCO CA 94104-4151

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	3,872,821.25
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	9.73%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

FIRST CLEARING LLC	3,442,262.37
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	8.65%
2801 MARKET ST
ST LOUIS MO 63103-2523

MORGAN STANLEY SMITH BARNEY	2,510,281.16
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	6.30%
JERSEY CITY NJ 07311

CALAMOS GROWTH & INCOME FUND CLASS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CITIGROUP GLOBAL MARKETS INC	4,299,506.38
HOUSE ACCOUNT
109801250	14.80%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	4,143,596.92
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	14.27%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	3,965,339.93
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	13.65%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CHARLES SCHWAB & CO INC	3,025,931.51
SPECIAL CUSTODY A/C
FBO CUSTOMERS	10.42%
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

NATIONAL FINANCIAL SERVICES LLC	2,431,041.12
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	8.37%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

PERSHING LLC	2,125,013.36
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.32%

CALAMOS MARKET NEUTRAL INCOME CLAS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CITIGROUP GLOBAL MARKETS INC	11,934,133.60
HOUSE ACCOUNT
109801250	16.59%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

LPL FINANCIAL	11,699,945.99
A/C 1000-0005
9785 TOWNE CENTRE DR	16.27%
SAN DIEGO CA 92121-1968

Merrill Lynch & Co., Inc.	11,411,545.32
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC6	15.86%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

CHARLES SCHWAB CO	8,855,873.55
REINVEST ACCOUNT
101 MONTGOMERY ST	12.31%
SAN FRANCISCO CA 94104-4151

MORGAN STANLEY SMITH BARNEY	7,996,285.14
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	11.12%
JERSEY CITY NJ 07311

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	5,291,898.92
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	7.36%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS GROWTH FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	13,461,461.74
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	43.38%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

FIRST CLEARING LLC	6,274,107.28
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	20.22%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	2,574,583.64
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	8.30%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CITIGROUP GLOBAL MARKETS INC	2,132,850.65
HOUSE ACCOUNT
109801250	6.87%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

CALAMOS GLOBAL GROWTH & INCOME FUN

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	7,813,209.69
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	8.25%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CHARLES SCHWAB CO	6,154,161.99
REINVEST ACCOUNT
101 MONTGOMERY ST	6.50%
SAN FRANCISCO CA 94104-4151

SENTARA HEALTH CARE	6,101,191.18
6015 POPLAR HALL DR STE 214
NORFOLK VA 23502-3819	6.44%

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
STATE STREET BANK & TRUST CO TR	6,076,447.95
EMPLOYEES RETIREMENT PLAN OF
SENTARA HEALTH SYSTEM	6.42%
6015 POPLAR HALL DR STE 214
NORFOLK VA 23502-3819

SEI PRIVATE TRUST COMPANY	4,954,401.84
C/O UNION BANK ID 797
ONE FREEDOM VALLEY DRIVE	5.23%
OAKS PA 19456-9989

CALAMOS HIGH YIELD FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CITIGROUP GLOBAL MARKETS INC	719,803.34
HOUSE ACCOUNT
109801250	27.25%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

FIRST CLEARING LLC	458,039.45
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	17.34%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	352,104.14
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	13.33%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
MORGAN STANLEY SMITH BARNEY	214,645.15
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	8.13%
JERSEY CITY NJ 07311

NATIONAL FINANCIAL SERVICES LLC	201,872.50
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	7.64%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

ORCHARD TRUST COMPANY LLC TRUSTEE C	184,322.63
CALAMOS PROFIT SHARING 401K
8515 E ORCHARD RD 2T2	6.98%
GREENWOOD VILLAGE CO 80111-5002

CALAMOS HIGH YIELD FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
ORCHARD TRUST COMPANY LLC TRUSTEE/C	147,252.51
FBO RETIREMENT PLANS
8515 E ORCHARD RD 2T2	5.57%
GREENWOOD VLG CO 80111-5002

CALAMOS VALUE FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	727,679.25
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	34.98%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CHARLES SCHWAB CO	280,743.31
REINVEST ACCOUNT
101 MONTGOMERY ST	13.49%
SAN FRANCISCO CA 94104-4151

Merrill Lynch & Co., Inc.	267,421.79
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC6	12.85%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	198,612.90
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	9.55%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS VALUE FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	29,653.16
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	15.77%
2801 MARKET ST
ST LOUIS MO 63103-2523

PERSHING LLC	26,262.71
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	13.97%

EDWARD D JONES & CO	17,778.47
ATTN: MUTUAL FUND SHAREHOLDER
ACCOUNTING	9.46%
201 PROGRESS PKWY
MARYLAND HTS MO 63043-3009

CALAMOS VALUE FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	66,695.32
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	18.46%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	32,580.37
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC6	9.02%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484

PERSHING LLC	30,520.41
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.45%

UBS WM USA	27,754.72
0O0 11011 6100
OMNI ACCOUNT M/F	7.68%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

NATIONAL FINANCIAL SERVICES LLC	26,513.83
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	7.34%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CITIGROUP GLOBAL MARKETS INC	25,727.46
HOUSE ACCOUNT
109801250	7.12%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

CALAMOS VALUE FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	778,933.43
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	78.92%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

ORCHARD TRUST COMPANY LLC TRUSTEE/C	93,341.26
FBO RETIREMENT PLANS
8515 E ORCHARD RD 2T2	9.46%
GREENWOOD VLG CO 80111-5002

ORCHARD TRUST COMPANY KKC TRUSTEE	88,620.55
CUST 401K PLAN FBO
CALAMOS PROFIT SHARING PLAN	8.98%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

CALAMOS BLUE CHIP FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	1,048,579.76
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	57.54%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

FIRST CLEARING LLC	97,249.42
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	5.34%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS BLUE CHIP FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	46,498.36
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	22.15%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	36,959.97
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	17.61%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
PERSHING LLC	16,506.90
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.86%

CHARLES SCHWAB & CO INC	11,859.90
SPECIAL CUSTODY ACCT FOR
BEAR STEARNS CUSTOMERS	5.65%
ATTN: MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

CALAMOS BLUE CHIP FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	248,428.02
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	28.91%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	182,464.42
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	21.23%
2801 MARKET ST
ST LOUIS MO 63103-2523

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
UBS WM USA	73,288.04
0O0 11011 6100
OMNI ACCOUNT M/F	8.53%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

CITIGROUP GLOBAL MARKETS INC	58,600.94
HOUSE ACCOUNT
109801250	6.82%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

CALAMOS BLUE CHIP FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	1,612,449.60
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	82.64%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

ORCHARD TRUST COMPANY LLC TRUSTEE/C	122,590.67
FBO RETIREMENT PLANS
8515 E ORCHARD RD 2T2	6.28%
GREENWOOD VLG CO 80111-5002

CALAMOS INTERNATIONAL GROWTH FND C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	4,852,236.37
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	28.50%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CHARLES SCHWAB CO	1,921,711.86
REINVEST ACCOUNT
101 MONTGOMERY ST	11.29%
SAN FRANCISCO CA 94104-4151

UBS WM USA	1,344,538.74
0O0 11011 6100
OMNI ACCOUNT M/F	7.90%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	1,311,213.70
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.70%

CALAMOS INTERNATIONAL GROWTH FND C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	131,224.22
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	16.84%
2801 MARKET ST
ST LOUIS MO 63103-2523

Merrill Lynch & Co., Inc.	119,272.29
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	15.31%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

PERSHING LLC	86,703.53
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	11.13%

NATIONAL FINANCIAL SERVICES LLC	50,284.75
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	6.45%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS INTERNATIONAL GROWTH FND C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	690,400.44
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	19.73%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	426,097.85
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	12.17%
2801 MARKET ST
ST LOUIS MO 63103-2523

UBS WM USA	369,828.22
0O0 11011 6100
OMNI ACCOUNT M/F	10.57%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	346,339.99
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	9.90%

CITIGROUP GLOBAL MARKETS INC	255,424.10
HOUSE ACCOUNT
109801250	7.30%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
MORGAN STANLEY SMITH BARNEY	231,016.83
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	6.60%
JERSEY CITY NJ 07311

CALAMOS INTERNATIONAL GROWTH FND C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	5,073,916.48
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	34.02%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

Merrill Lynch & Co., Inc.	1,979,621.27
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	13.27%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	1,529,095.94
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	10.25%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS GLOBAL EQUITY FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	2,123,780.05
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	44.76%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

PERSHING LLC	728,172.92
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	15.35%

UBS WM USA	313,017.24
0O0 11011 6100
OMNI ACCOUNT M/F	6.60%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
CALAMOS GLOBAL EQUITY FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	111,229.16
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	51.93%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

Merrill Lynch & Co., Inc.	11,126.36
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	5.19%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS GLOBAL EQUITY FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	282,265.11
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	29.69%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

NATIONAL FINANCIAL SERVICES LLC	151,957.93
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	15.98%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	147,778.19
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	15.54%
2801 MARKET ST
ST LOUIS MO 63103-2523

UBS WM USA	70,076.79
0O0 11011 6100
OMNI ACCOUNT M/F	7.37%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

MORGAN STANLEY SMITH BARNEY	50,720.61
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	5.34%
JERSEY CITY NJ 07311

CALAMOS GLOBAL EQUITY FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
BNY MIS TRUST CO FBO WRAP CLIENTS	5,741,559.54
760 MOORE RD
KNG OF PRUSSA PA 19406-1212	60.95%

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	1,516,261.92
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	16.10%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

THE SKILLMAN FOUNDATION	702,370.50
100 TALON CENTRE DR STE 100
DETROIT MI 48207-4266	7.46%

CALAMOS GLOBAL EQUITY FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	105,104.08
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	65.89%
NAPERVILLE IL 60563-2787

Merrill Lynch & Co., Inc.	34,902.31
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	21.88%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

MID ATLANTIC TRUST COMPANY FBO	13,323.72
BLACK TOP MAINTENANCE 401 K
PROFIT SHARING PLAN & TRUST	8.35%
1251 WATERFRONT PLACE SUITE 525
PITTSBURGH PA 15222-4228

CALAMOS CONVERTIBLE FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	29,910.68
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	12.77%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

PERSHING LLC	26,089.28
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	11.14%

SHANE WALTMIRE FBO	23,948.77
DYNAMESH INC 401 K PROFIT SHARING
PLAN & TRUST	10.22%
1555 W HAWTHORNE LN STE 4E
WEST CHICAGO IL 60185-1809

FRONTIER TRUST COMPANY FBO	18,483.83
KAPLAN MASSAMILLO & ANDREWS LLC 4
210766	7.89%
PO BOX 10758
FARGO ND 58106-0758

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
PIMS/PRUDENTIAL RETIREMENT	17,939.44
AS NOMINEE FOR THE TTEE/CUST PL 765
ACME MONACO CORPORATION 401 K	7.66%
PO BOX 264
PLAINVILLE CT 06062-0264

COUNSEL TRUST DBA MATC FBO	12,765.57
SCHAGRIN GAS COMPANY 401 K PROFIT
SHARING PLAN & TRUST	5.45%
1251 WATERFRONT PL STE 525
PITTSBURGH PA 15222-4228

CALAMOS GROWTH & INCOME FUND CLASS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
STATE STREET CORPORATION CUST	233,475.03
FBO ADP ACCESS
1 LINCOLN ST	41.26%
BOSTON MA 02111-2901

Merrill Lynch & Co., Inc.	82,763.86
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	14.62%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS MARKET NEUTRAL INCOME CLAS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	99,650.17
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	30.43%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

NEW YORK LIFE TRUST CO	79,434.99
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007	24.26%

MG TRUST COMPANY TRUSTEE	46,932.32
RALEIGH MEDICAL GROUP P A
700 17TH STREET SUITE 300	14.33%
DENVER CO 80202-3531

STATE STREET BANK	17,838.85
FBO ADP/MSDW 401(K) PRODUCT
1 LINCOLN ST	5.45%
BOSTON MA 02111-2901

CALAMOS GROWTH FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
STATE STREET CORPORATION CUST	78,645.24
FBO ADP ACCESS
1 LINCOLN ST	28.42%
BOSTON MA 02111-2901

TD AMERITRADE TRUST COMPANY	47,073.64
ACCOUNT # 00L39
TD AMERITRADE TRUST CO	17.01%
PO BOX 17748
DENVER CO 80217-0748

STATE STREET BANK	16,653.29
FBO ADP/MSDW 401(K) PRODUCT
1 LINCOLN ST	6.02%
BOSTON MA 02111-2901

CALAMOS GLOBAL GROWTH & INCOME FUN

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FRONTIER TRUST COMPANY FBO	40,766.24
HYPOWER INC 401 K RETIREMENT PLA
211463	25.72%
PO BOX 10758
FARGO ND 58106-0758

STATE STREET BANK	35,321.83
FBO ADP/MSDW 401(K) PRODUCT
1 LINCOLN ST	22.28%
BOSTON MA 02111-2901

FIIOC FBO	16,441.42
LYDIA SECURITY MONITORING INC
401(K) PLAN	10.37%
100 MAGELLAN WAY # KW1C
COVINGTON KY 41015-1999

Merrill Lynch & Co., Inc.	14,551.76
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	9.18%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS INVESTMENTS LLC	10,530.16
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	6.64%
NAPERVILLE IL 60563-2787

CALAMOS HIGH YIELD FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	18,241.60
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	57.63%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS INVESTMENTS LLC	13,068.27
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	41.28%
NAPERVILLE IL 60563-2787

CALAMOS VALUE FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	8,157.78
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	100.00%
NAPERVILLE IL 60563-2787

CALAMOS BLUE CHIP FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	8,377.37
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	99.71%
NAPERVILLE IL 60563-2787

CALAMOS INTERNATIONAL GROWTH FND C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
PIMS/PRUDENTIAL RETIREMENT	110,487.94
AS NOMINEE FOR THE TTEE/CUST PL 709
TRAM INC 401 K RET SAV PLAN	42.56%
47200 PORT ST
PLYMOUTH MI 48170-6082

Merrill Lynch & Co., Inc.	46,547.39
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	17.93%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
STATE STREET BANK	46,094.04
FBO ADP/MSDW 401(K) PRODUCT
1 LINCOLN ST	17.76%
BOSTON MA 02111-2901

CALAMOS TOTAL RETURN BOND FUND CLA

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	7,602,675.68
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	64.49%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

TD AMERITRADE INC FBO	922,296.73
OUR CUSTOMERS
PO BOX 2226	7.82%
OMAHA NE 68103-2226

CALAMOS TOTAL RETURN BOND FUND CLA

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	279,914.53
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	24.11%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

FIRST CLEARING LLC	155,617.97
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	13.40%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS INVESTMENTS LLC	116,329.82
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	10.02%
NAPERVILLE IL 60563-2787

PERSHING LLC	101,638.88
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.75%

NATIONAL FINANCIAL SERVICES LLC	76,491.03
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	6.59%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS TOTAL RETURN BOND FUND CLA

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	1,457,386.47
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	31.84%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

PERSHING LLC	642,069.64
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	14.03%

FIRST CLEARING LLC	509,939.91
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	11.14%
2801 MARKET ST
ST LOUIS MO 63103-2523

CITIGROUP GLOBAL MARKETS INC	299,725.32
HOUSE ACCOUNT
109801250	6.55%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

UBS WM USA	296,261.63
0O0 11011 6100
OMNI ACCOUNT M/F	6.47%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

CALAMOS TOTAL RETURN BOND FUND CLA

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	3,587,122.47
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	94.55%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS TOTAL RETURN BOND FUND CLA

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	120,199.14
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	78.77%
NAPERVILLE IL 60563-2787

FRONTIER TRUST COMPANY FBO	10,262.28
THE REIS GROUP 401 K SAVINGS PLAN
208880	6.73%
PO BOX 10758
FARGO ND 58106-0758

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FRONTIER TRUST COMPANY FBO	9,239.58
NICK KNUTSON MD PC 401K PS PLAN 2
# 2606	6.05%
PO BOX 10758
FARGO ND 58106-0758

FRONTIER TRUST COMPANY FBO	7,914.42
OMNI WATER CONSULTANTS 401K 196537
PO BOX 10758	5.19%
FARGO ND 58106-0758

CALAMOS EVOLVING WORLD GROWTH FD C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	4,014,823.71
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	42.14%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CHARLES SCHWAB & CO INC	1,359,721.39
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS	14.27%
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
UBS WM USA	820,551.20
0O0 11011 6100
OMNI ACCOUNT M/F	8.61%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

PERSHING LLC	674,617.46
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.08%

CALAMOS EVOLVING WORLD GROWTH FD C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	100,677.62
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	71.67%
NAPERVILLE IL 60563-2787

FIRST CLEARING LLC	11,186.00
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	7.96%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS EVOLVING WORLD GROWTH FD C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
Merrill Lynch & Co., Inc.	153,086.60
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	15.53%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS INVESTMENTS LLC	99,764.91
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	10.12%
NAPERVILLE IL 60563-2787

CITIGROUP GLOBAL MARKETS INC	93,646.52
HOUSE ACCOUNT
109801250	9.50%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

PERSHING LLC	85,560.53
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.68%

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	73,778.78
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	7.49%
2801 MARKET ST
ST LOUIS MO 63103-2523

NATIONAL FINANCIAL SERVICES LLC	63,571.51
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	6.45%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS EVOLVING WORLD GROWTH FD C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
MORGAN STANLEY SMITH BARNEY	60,871.39
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	6.18%
JERSEY CITY NJ 07311

UBS WM USA	58,147.02
0O0 11011 6100
OMNI ACCOUNT M/F	5.90%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

CALAMOS EVOLVING WORLD GROWTH FD C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	2,237,912.93
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	22.59%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS INVESTMENTS LLC	2,141,043.67
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	21.61%
NAPERVILLE IL 60563-2787

CITIGROUP GLOBAL MARKETS INC	1,110,257.11
HOUSE ACCOUNT
109801250	11.21%
ATTN PETER BOOTH
333 W 34TH ST FL 7
NEW YORK NY 10001-2402

Merrill Lynch & Co., Inc.	1,058,448.03
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	10.68%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CHARLES SCHWAB CO	652,978.54
REINVEST ACCOUNT
101 MONTGOMERY ST	6.59%
SAN FRANCISCO CA 94104-4151

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
THE SEEING EYE INC	584,543.47
PO BOX 375
MORRISTOWN NJ 07963-0375	5.90%

CALAMOS EVOLVING WORLD GROWTH FD C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
FIRST CLEARING LLC	583,830.89
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	5.89%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS EVOLVING WORLD GROWTH FD C

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	100,874.59
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	93.71%
NAPERVILLE IL 60563-2787

CALAMOS DISCOVERY GROWTH FUND CLAS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	704,015.68
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	33.58%
NAPERVILLE IL 60563-2787

NATIONAL FINANCIAL SERVICES LLC	372,412.58
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	17.76%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS FINANCIAL SERVICES LLC	300,333.12
2020 CALAMOS COURT
NAPERVILLE IL 60563-3284	14.33%

LPL FINANCIAL	231,532.93
A/C 1000-0005
9785 TOWNE CENTRE DR	11.04%
SAN DIEGO CA 92121-1968

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
PERSHING LLC	129,512.72
1 PERSHING PLZ
JERSEY CITY NJ 07399-0002	6.18%

CALAMOS DISCOVERY GROWTH FUND CLAS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	100,000.00
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	81.99%
NAPERVILLE IL 60563-2787

CALAMOS DISCOVERY GROWTH FUND CLAS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	97,911.45
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	45.29%
NAPERVILLE IL 60563-2787

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
PERSHING LLC	13,778.49
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	6.37%

CALAMOS DISCOVERY GROWTH FUND CLAS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
NATIONAL FINANCIAL SERVICES LLC	305,859.93
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	47.86%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS INVESTMENTS LLC	199,859.88
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	31.27%
NAPERVILLE IL 60563-2787

ORCHARD TRUST COMPANY LLC TRUSTEE C	61,127.62
CALAMOS PROFIT SHARING 401K
8515 E ORCHARD RD 2T2	9.56%
GREENWOOD VILLAGE CO 80111-5002

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
ORCHARD TRUST CO LLC TRUST/CUST	46,428.02
RETIREMENT PLANS
8515 E ORCHARD RD 2T2	7.26%
GREENWOOD VILLAGE CO 80111-5002

CALAMOS DISCOVERY GROWTH FUND CLAS

REGISTRATION	ACCOUNT SHARE BALANCE % OF TOTAL SHARES
CALAMOS INVESTMENTS LLC	99,834.59
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	100.00%
NAPERVILLE IL 60563-2787

At January 31, 2012, the trustees and officers of the Trust as a group owned: 1.8% of the outstanding Class I shares of Growth Fund; 25.8% of the outstanding Class A shares and 72.9% of the outstanding Class I shares of Value Fund; 2.0% of the outstanding Class A shares and 75.0% of the outstanding Class I shares of Blue Chip Fund; 4.0% of the outstanding Class I shares of Global Growth Fund; 15.2% of the outstanding Class I shares of International Growth Fund; 4.0% of the outstanding Class A shares of High Yield Fund; 11.1% of the outstanding Class I shares of Global Equity Fund; 18.4% of the outstanding Class I shares of Total Return Bond Fund; 1.7% of the outstanding Class A shares and 7.8% of the outstanding Class I shares of Evolving World Growth Fund; 1.4% of the outstanding Class A shares and 42.7% of the outstanding Class I shares of Discovery Growth Fund and less than one percent of the outstanding shares of each other class of each Fund.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts 02117-9130, is the custodian for the assets of each Fund. The custodian is responsible for holding all cash and securities of the Funds, directly or through a book entry system, delivering and receiving payment for securities sold by the Funds, receiving and paying for securities purchased by the Funds, collecting income from investments of the Funds and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by a Fund, payment of dividends or payment of expenses of a Fund.

U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent and dividend paying agent for each Fund.

FUND ACCOUNTING AND FINANCIAL ACCOUNTING AGENT

Under the arrangements with State Street to provide fund accounting services, State Street provides certain administrative and accounting services including providing daily reconciliation of cash, trades and positions; maintaining general ledger and capital stock accounts; preparing daily trial balance; calculating net asset value; providing selected general ledger reports; preferred share compliance; calculating total returns; and providing monthly distribution analysis to the Funds. For the services rendered to the Funds, the Funds pay fees based on the total average daily net assets of the Funds and the Calamos Growth and Income Portfolio, a series of Calamos Advisors Trust, and the average daily managed assets of the remaining trusts in the Calamos Fund Complex (“Combined Assets”) at the annual rate of 0.0050% on the first $20 billion of Combined Assets, 0.0040% on the next $10 billion and 0.0030% on the Combined Assets in excess of $30 billion. Each Fund pays its pro-rata share of the fees payable to State Street described below based on its total average daily net assets relative to the Combined Assets.

Pursuant to agreement between the Funds and Calamos Advisors, Calamos Advisors is obligated to provide the following financial accounting services to the Funds: management of expenses and expense payment processing; monitoring of the calculation of expense accrual amounts for any Fund and making of any necessary modifications; coordination of any expense reimbursement calculations and payment; calculation of yields on the Funds in accordance with the SEC’s rules and regulations; calculation of net investment income dividends and capital gains distributions; calculation, tracking and reporting of tax adjustments on all assets of each Fund, including but not limited to contingent debt and preferred trust obligations; preparation of excise tax and fiscal year distributions schedules; preparation of tax information required for financial statement footnotes; preparation of state and federal income tax returns; preparation of specialized calculations of amortization on convertible securities; preparation of year-end dividend disclosure information; monitoring of trustee deferred compensation plan accruals and valuations; and preparation of Form 1099 information statements for board members and service providers. For such services, the Funds pay Calamos Advisors a monthly fee at the annual rate of 0.0175% on the first $1 billion of Combined Assets, 0.0150% on the next $1 billion, and 0.0110% on Combined Assets above $2 billion (“financial accounting service fee”). Each Fund pays its pro-rata share of the financial accounting service fee payable to Calamos Advisors based on its total average daily net assets relative to the Combined Assets.

IND EPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, an independent registered public accounting firm, is the Trust’s independent auditor and is located at 111 South Wacker Drive, Chicago, IL 60606. Deloitte & Touche LLP audits and reports on the Funds’ annual financial statements and performs audit, audit-related and other services when approved by the Trust’s audit committee.

GENERAL INFORMATION

SHAREHOLDER INFORMATION

Each Fund is a series of Calamos Investment Trust (formerly named CFS Investment Trust). As of March 18, 1996, all shares of each Fund then outstanding were re-designated as Class A shares of that Fund. Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. As of the date of this Statement of Additional Information, the Trust has 14 series in operation. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.

Each Fund’s shares of a given class are entitled to participate pro rata in any dividends and other distributions declared by the Fund’s board of trustees with respect to shares of the Fund. All shares of the Fund of a given class have equal rights in the event of liquidation of that class.

Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust’s obligations. However, the Trust’s Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Funds that are binding only on the assets and property of the Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of a Fund’s assets of all losses and expenses of any Fund shareholder held personally liable for the Fund’s obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, because it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations.

VOTING RIGHTS

Each share has one vote and fractional shares have fractional votes. Shareholders of the Trust generally will vote together on all matters except when a particular matter affects only shareholders of a particular class or series or when applicable law requires shareholders to vote separately by series or class. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.

FINANCIAL STATEMENTS

The Funds’ financial statements and financial highlights for the fiscal year ended October 31, 2011, as well as the report of the independent registered public accounting firm, are incorporated herein by reference from the Funds’ annual report to shareholders. See the front cover of the Funds’ statement of additional information or the back cover of the Funds’ prospectus for information on how to obtain the Funds’ annual report to shareholders.

APPENDIX—DESCRIPTION OF BOND RATINGS

A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Calamos Advisors believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“S&P”).

MOODY’S RATINGS

The following descriptions of Moody’s ratings have been published by Moody’s Investors Service, Inc.

Aaa — Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P RATINGS

The following descriptions of S&P’s credit ratings have been published by Standard & Poor’s Financial Services LLC.

AAA — An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C — A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D — An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) — The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.